AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 24, 2025

1933 Act Registration File No.: 333-227298

1940 Act File No.: 811-23377

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 250	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 251	☒

TIDAL ETF TRUST

(Exact Name of Registrant as Specified in Charter)

234 West Florida Street, Suite 203

Milwaukee, WI 53204

(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (855)-843-2534

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 W Florida St, Suite 203 Milwaukee, Wisconsin 53204	Christopher M. Cahlamer Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 28, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

Explanatory Note: This Post-Effective Amendment No. 250 to the registration statement of Tidal ETF Trust (the “Trust”) is being filed to add audited financial statements and certain related financial information for the Unusual Whales Subversive Democratic Trading ETF and Unusual Whales Subversive Republican Trading ETF for the fiscal period ended September 30, 2024 and to make other permissible changes under Rule 485(b).

NANC	Unusual Whales Subversive Democratic Trading ETF

KRUZ	Unusual Whales Subversive Republican Trading ETF

each listed on Cboe BZX Exchange, Inc.

PROSPECTUS

January 28, 2025

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Unusual Whales Subversive Democratic Trading ETF - Fund Summary

Investment Objective

The Unusual Whales Subversive Democratic Trading ETF (the “Fund” or the “Democratic Trading Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[2]	0.72%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[2]	0.02%
Total Annual Fund Operating Expenses[2]	0.74%

[1]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a third party to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses).

[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Please note that Total Annual Fund Operating Expenses in this fee table will not correlate to the Ratio of Expenses to Average Net Assets in the Fund’s Financial Highlights, which reflect only the direct operating expenses incurred by the Fund. Total Annual Fund Operating Expenses also will not correlate to the Ratio of Expenses to Average Net Assets because the Management Fee is based on the Fund’s current contractual arrangement with the Adviser.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$76	$237	$411	$918

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the fiscal period ended September 30, 2024, the Predecessor Fund’s (defined below) portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of publicly-traded companies that sitting Democratic members of the U.S. Congress and/or their family members (i.e., a spouse and/or any dependent children) also have reported to have invested in through public disclosure filings made by such Congresspersons pursuant to the Stop Trading on Congressional Knowledge Act of 2012, as amended (“STOCK Act”).

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Members of Congress are permitted to actively trade stocks, options and other financial assets, including securities of companies that may be affected by the outcomes of legislative and executive meetings in which those members of the U.S. Congress participated. Congresspeople (members of the U.S. Senate and the U.S. House of Representatives) are then required to report transactions made by them and/or their immediate family members on STOCK Act filings, known as Periodic Transaction Reports (“PTRs”). PTRs are filed with either the Senate Office of Public Records or the Clerk of the House of Representatives and made available online pursuant to the Ethics in Government Act of 1978, as amended (“EIGA”). PTRs are due within 30 days from when a Congressperson or their family member becomes aware of a transaction, but no later than 45 days from the date of the transaction.

The Fund will focus on the equity securities purchased or sold by members of Congress who are registered members of the Democratic Party and their family members. The Fund will not consider investments by any U.S. Congressperson who is not registered as a member of the Democratic Party (e.g., a U.S. Congressperson who is registered as an Independent but who may caucus as a member of the Democratic Party).

The Adviser will obtain and use information derived by a third-party data provider (the “Data Provider”) from PTRs filed by Democratic U.S. Congresspeople on their own behalf and on behalf of their family members (hereinafter referred to collectively as “Democratic U.S. Congresspeople”). See the discussion of the Fund’s data provider in the section of the Fund’s Prospectus titled “Data Provider.” The Adviser will use the data provided by the Data Provider to determine which equity securities of publicly traded companies, and how much of each equity security, to select for the Fund. The Fund will typically buy or sell a security when a position is reported as being bought or sold by Democratic U.S. Congresspeople. The Fund will base its purchases and sales of equity securities of publicly traded companies on trades reported in the PTRs by Democratic U.S. Congresspeople while in office. Because PTRs report a range of transaction values, the Adviser will adjust the relative composition of the Fund’s portfolio based on the midpoint of these ranges.

To manage the Fund’s portfolio, the Adviser will obtain and use information derived by the Data Provider from PTRs filed by Democratic U.S. Congresspeople for the past 3 years. Purchases made during that time will be netted against any sales of the same security when managing the Fund’s portfolio of equity securities. As the investment thesis of the Fund is to track the trading activity of Democratic U.S. Congresspeople while in office, equity securities acquired by Democratic U.S. Congresspeople prior to his or her swearing in (or the 3-year lookback period) are not considered when managing the Fund’s portfolio. To the extent a Democratic U.S. Congressperson sells equity securities that were acquired prior to his or her swearing in, the Adviser will not adjust the Fund’s portfolio.

Under normal circumstances, the Fund will invest in a portfolio of between 100 to 200 holdings. However, the number and size of positions held by the Fund will vary based on the number of positions traded by Democratic U.S. Congresspeople. Individual holdings will be weighted based on the level of reported trading in a security by Democratic U.S. Congresspeople. Securities with large purchases, recurring purchases and purchases from multiple Democratic U.S. Congresspeople will be overweighted. Securities with small purchases, recent sales and one-off trades by Democratic U.S. Congresspeople will be excluded or underweighted. The Adviser may exclude positions that are traded by Democratic U.S. Congresspeople at its discretion. Considerations for excluding a security include, but are not limited to, limited liquidity of such security and pending corporate actions that may impact such security.

When multiple PTRs are made available on the same day by different Democratic U.S. Congresspeople, trades of the same equity securities will be netted for purposes of adjusting the Fund’s portfolio. Trades reported in an individual PTR as bought and sold are excluded. The Fund will also exclude transactions in the securities underlying of any reported options contract trades. In addition to equity securities, the Fund will also transact in sector specific mutual funds and ETFs reported to have been traded on PTRs, but will exclude broad-based mutual fund and ETF trades. The Adviser may also refrain from making de minimis trades (small trades that represent less than 1% of the overall portfolio traded by Democratic U.S. Congresspeople), as such trades will likely have little to no economic impact on the Fund’s performance.

In an effort to achieve its goals, the Fund may engage in active and frequent trading. The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Principal Risks of Investing in the Fund

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

Government Regulation Risk. It is possible that legislation or regulation could be enacted that limits, restricts or prevents U.S. Congresspeople and/or their family members from personal securities trading. Legal, tax and regulatory changes could occur that may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Government regulation may change the manner in which the Fund is able to implement its principal investment strategy. Government regulation may change frequently and may have significant adverse consequences for the Fund or its investments. It is not possible to predict fully the effects of current or future regulation.

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Ethics in Government Act Risk. As described above, in implementing the Fund’s principal investment strategies, the Adviser obtains and uses information derived by the Data Provider from PTRs to manage the composition and weighting of securities in the Fund’s portfolio. PTRs are made available online by the EIGA, which makes it unlawful for “any person to obtain or use a [PTR] … for any commercial purpose, other than by news and communications media for dissemination to the general public[.]” The EIGA authorizes the U.S. Attorney General to bring a civil action against any person who obtains or uses a PTR for a prohibited commercial purpose, and provides that the court in which such action is brought may assess penalties. Absent a definitive determination as to whether the Adviser’s review and analysis of data for purposes of implementing the Fund’s investment strategies constitutes “obtain[ing] or us[ing]” a PTR for a prohibited “commercial purpose,” as those terms are used in the EIGA, the Fund is subject to the risk that the Adviser and/or the Fund may face legal consequences if the Adviser’s implementation of the Fund’s investment strategies is prohibited by the EIGA, which could potentially include monetary penalties and other liabilities or injunctions or similar orders, any or all of which could adversely impact the Fund and its shareholders or limit the ability of the Adviser to implement the Fund’s investment strategies. In addition, the Adviser and/or the Fund may face the threat (or perceived threat) of legal proceedings or other actions that could result in legal consequences. Such a threat (or perceived threat) could lead the Fund to fundamentally change its investment strategies or liquidate. The timing of any such liquidation may not be favorable and could have negative tax consequences for shareholders.

Reporting Delay Risk. Members of Congress are required to report certain securities transactions (purchases, sales or exchanges of assets covered by the STOCK Act) totaling over $1,000 within 30 days of purchasing those securities or becoming aware of such a transaction, but have up to 45 days to submit such reports. Accordingly, the Fund will not purchase or sell securities at the same time as members of Congress. As a result, the Fund may purchase a security at a higher price or sell a security at a lower price than it would have if purchased or sold at the same time as the member of Congress. The Fund would also hold a security for a period of time even though the Congressperson no longer holds the security, which may negatively affect the Fund’s performance.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

Market Capitalization Risk. These risks apply to the extent the Fund holds securities of large-, mid- and small-capitalization companies.

○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Other Investment Companies Risk. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described below.

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ETF Risks.

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

○	Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Newer Fund Risk. The Fund is newer with a limited operating history. As a result, prospective investors do not have a limited track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Democratic Party Investing Risk. The pattern of investing by members of the Democratic Party and their family members are often a reflection of committees on which a Congressperson sits and the types of companies or trade associations lobbying members of those Congresspeople. Accordingly, the Fund’s investments may emphasize the sectors that are representative of the committees on which Congresspersons who are members of the Democratic Party may sit. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

High Portfolio Turnover Risk. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions.

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Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the Unusual Whales Subversive Democratic Trading ETF, a series of Series Portfolios Trust (the “Predecessor Fund”), as the result of a reorganization of the Predecessor Fund into the Fund on December 30, 2024 (the “Reorganization”). The Predecessor Fund had the same investment objective and substantially similar principal investment strategies as the Fund. Effective August 2, 2024, the Adviser began serving as the investment adviser to the Predecessor Fund. Prior to August 2, 2024, the Adviser served as the investment sub-adviser to the Predecessor Fund. The portfolio managers for the Fund began serving as portfolio managers of the Predecessor Fund on August 2, 2024. The bar chart shows changes in the Fund’s (and the Predecessor Fund’s) performance for the 2024 calendar year. The table shows how the Fund’s (and the Predecessor Fund’s) average annual returns for the 1 year and since inception periods compared with those of a broad measure of market performance.

The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.subversiveetfs.com/#etf.

26.86%
30.00%
25.00%
20.00%
15.00%
10.00%
5.00%
0.00%

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 12.93% for the quarter ended March 31, 2024 and the lowest quarterly return was 3.17% for the quarter ended September 30, 2024.

Average Annual Total Returns

For the Periods Ended December 31, 2024
	1 Year	Since Inception February 6, 2023
Return Before Taxes	26.86%	26.33%
Return After Taxes on Distributions	26.80%	26.12%
Return After Taxes on Distributions and Sale of Fund Shares	15.95%	20.48%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)(1)	25.02%	22.62%

(1)	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Management

Investment Adviser

Tidal Investments LLC, a Tidal Financial Group company, serves as investment adviser to the Fund.

Portfolio Managers

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Michael Venuto, Chief Investment Officer for the Adviser, has been a portfolio manager of the Fund and the Predecessor Fund since 2024.

Daniel Weiskopf, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund and the Predecessor Fund since 2024.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

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Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.subversiveetfs.com/#eft.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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Unusual Whales Subversive Republican Trading ETF - Fund Summary

Investment Objective

The Unusual Whales Subversive Republican Trading ETF (the “Fund” or the “Republican Trading Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[2]	0.72%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[2]	0.03%
Total Annual Fund Operating Expenses[2]	0.75%

[1]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a third party to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses).

[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Please note that Total Annual Operating Expenses in this fee table will not correlate to the Ratio of Expenses to Average Net Assets in the Fund’s Financial Highlights, which reflect only the direct operating expenses incurred by the Fund. Total Annual Fund Operating Expenses also will not correlate to the Ratio of Expenses to Average Net Assets because the Management Fee is based on the Fund’s current contractual arrangement with the Adviser.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$77	$240	$417	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the fiscal period ended September 30, 2024, the Predecessor Fund’s (defined below) portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of publicly-traded companies that sitting Republican members of the U.S. Congress and/or their family members (i.e., a spouse and/or any dependent children) also have reported to have invested in through public disclosure filings made by such Congresspersons pursuant to the Stop Trading on Congressional Knowledge Act of 2012, as amended (“STOCK Act”).

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Members of Congress are permitted to actively trade stocks, options and other financial assets, including securities of companies that may be affected by the outcomes of legislative and executive meetings in which those members of the U.S. Congress participated. Congresspeople (members of the U.S. Senate and the U.S. House of Representatives) are then required to report transactions made by them and/or their immediate family members on STOCK Act filings, known as Periodic Transaction Reports (“PTRs”). PTRs are filed with either the Senate Office of Public Records or the Clerk of the House of Representatives and made available online pursuant to the Ethics in Government Act of 1978, as amended (“EIGA”). PTRs are due within 30 days from when a Congressperson or their family member becomes aware of a transaction, but no later than 45 days from the date of the transaction.

The Fund will focus on the equity securities purchased or sold by members of Congress who are registered members of the Republican Party and their family members. The Fund will not consider investments by any U.S. Congressperson who is not registered as a member of the Republican Party (e.g., a U.S. Congressperson who is registered as an Independent but who may caucus as a member of the Republican Party).

The Adviser will obtain and use information derived by a third-party data provider (the “Data Provider”) from PTRs filed by Republican U.S. Congresspeople on their own behalf and on behalf of their family members (hereinafter referred to collectively as “Republican U.S. Congresspeople”). See the discussion of the Fund’s data provider in the section of the Fund’s Prospectus titled “Data Provider.” The Adviser will use the data provided by the Data Provider to determine which equity securities of publicly traded companies, and how much of each equity security, to select for the Fund. The Fund will typically buy or sell a security when a position is reported as being bought or sold by Republican U.S. Congresspeople. The Fund will base its purchases and sales of equity securities of publicly traded companies on trades reported in the PTRs by Republican U.S. Congresspeople while in office. Because PTRs report a range of transaction values, the Adviser will adjust the relative composition of the Fund’s portfolio based on the midpoint of these ranges.

To manage the Fund’s portfolio, the Adviser will obtain and use information derived by the Data Provider from PTRs filed by Republican U.S. Congresspeople for the past 3 years. Purchases made during that time will be netted against any sales of the same security when managing the Fund’s portfolio of equity securities. As the investment thesis of the Fund is to track the trading activity of Republican U.S. Congresspeople while in office, equity securities acquired by Republican U.S. Congresspeople prior to his or her swearing in (or the 3-year lookback period) are not considered when managing the Fund’s portfolio. To the extent a Republican U.S. Congressperson sells equity securities that were acquired prior to his or her swearing in, the Adviser will not adjust the Fund’s portfolio.

Under normal circumstances, the Fund will invest in a portfolio of between 100 to 200 holdings. However, the number and size of positions held by the Fund will vary based on the number of positions traded by Republican U.S. Congresspeople. Individual holdings will be weighted based on the level of reported trading in a security by Republican U.S. Congresspeople. Securities with large purchases, recurring purchases and purchases from multiple Republican U.S. Congresspeople will be overweighted. Securities with small purchases, recent sales and one-off trades by Republican U.S. Congresspeople will be excluded or underweighted. The Adviser may exclude positions that are traded by Republican U.S. Congresspeople at its discretion. Considerations for excluding a security include, but are not limited to, limited liquidity of such security and pending corporate actions that may impact such security.

When multiple PTRs are made available on the same day by different Republican U.S. Congresspeople, trades of the same equity securities will be netted for purposes of adjusting the Fund’s portfolio. Trades reported in an individual PTR as bought and sold are excluded. The Fund will also exclude transactions in the securities underlying of any reported options contract trades. In addition to equity securities, the Fund will also transact in sector specific mutual funds and ETFs reported to have been traded on PTRs, but will exclude broad-based mutual fund and ETF trades. The Adviser may also refrain from making de minimis trades (small trades that represent less than 1% of the overall portfolio traded by Republican U.S. Congresspeople), as such trades will likely have little to no economic impact on the Fund’s performance.

In an effort to achieve its goals, the Fund may engage in active and frequent trading. The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Principal Risks of Investing in the Fund

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

Government Regulation Risk. It is possible that legislation or regulation could be enacted that limits, restricts or prevents U.S. Congresspeople and/or their family members from personal securities trading. Legal, tax and regulatory changes could occur that may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Government regulation may change the manner in which the Fund is able to implement its principal investment strategy. Government regulation may change frequently and may have significant adverse consequences for the Fund or its investments. It is not possible to predict fully the effects of current or future regulation.

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Ethics in Government Act Risk. As described above, in implementing the Fund’s principal investment strategies, the Adviser obtains and uses information derived by the Data Provider from PTRs to manage the composition and weighting of securities in the Fund’s portfolio. PTRs are made available online by the EIGA, which makes it unlawful for “any person to obtain or use a [PTR] … for any commercial purpose, other than by news and communications media for dissemination to the general public[.]” The EIGA authorizes the U.S. Attorney General to bring a civil action against any person who obtains or uses a PTR for a prohibited commercial purpose, and provides that the court in which such action is brought may assess penalties. Absent a definitive determination as to whether the Adviser’s review and analysis of data for purposes of implementing the Fund’s investment strategies constitutes “obtain[ing] or us[ing]” a PTR for a prohibited “commercial purpose,” as those terms are used in the EIGA, the Fund is subject to the risk that the Adviser and/or the Fund may face legal consequences if the Adviser’s implementation of the Fund’s investment strategies is prohibited by the EIGA, which could potentially include monetary penalties and other liabilities or injunctions or similar orders, any or all of which could adversely impact the Fund and its shareholders or limit the ability of the Adviser to implement the Fund’s investment strategies. In addition, the Adviser and/or the Fund may face the threat (or perceived threat) of legal proceedings or other actions that could result in legal consequences. Such a threat (or perceived threat) could lead the Fund to fundamentally change its investment strategies or liquidate. The timing of any such liquidation may not be favorable and could have negative tax consequences for shareholders.

Reporting Delay Risk. Members of Congress are required to report certain securities transactions (purchases, sales or exchanges of assets covered by the STOCK Act) totaling over $1,000 within 30 days of purchasing those securities or becoming aware of such a transaction, but have up to 45 days to submit such reports. Accordingly, the Fund will not purchase or sell securities at the same time as members of Congress. As a result, the Fund may purchase a security at a higher price or sell a security at a lower price than it would have if purchased or sold at the same time as the member of Congress. The Fund would also hold a security for a period of time even though the Congressperson no longer holds the security, which may negatively affect the Fund’s performance.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

Market Capitalization Risk. These risks apply to the extent the Fund holds securities of large-, mid- and small-capitalization companies.

○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Other Investment Companies Risk. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described below.

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ETF Risks.

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

○	Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Newer Fund Risk. The Fund is newer with a limited operating history. As a result, prospective investors do not have a limited track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Republican Party Investing Risk. The pattern of investing by members of the Republican Party and their family members are often a reflection of committees on which a Congressperson sits and the types of companies or trade associations lobbying members of those Congresspeople. Accordingly, the Fund’s investments may emphasize the sectors that are representative of the committees on which Congresspersons who are members of the Republican Party may sit. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

High Portfolio Turnover Risk. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions.

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Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the Unusual Whales Subversive Republican Trading ETF, a series of Series Portfolios Trust (the “Predecessor Fund”), as the result of a reorganization of the Predecessor Fund into the Fund on December 30, 2024 (the “Reorganization”). The Predecessor Fund had the same investment objective and substantially similar principal investment strategies as the Fund. Effective August 2, 2024, the Adviser began serving as the investment adviser to the Predecessor Fund. Prior to August 2, 2024, the Adviser served as the investment sub-adviser to the Predecessor Fund. The portfolio managers for the Fund began serving as portfolio managers of the Predecessor Fund on August 2, 2024. The bar chart shows changes in the Fund’s (and the Predecessor Fund’s) performance for the 2024 calendar year. The table shows how the Fund’s (and the Predecessor Fund’s) average annual returns for the 1 year and since inception periods compared with those of a broad measure of market performance.

The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at www.subversiveetfs.com/#etf.

14.25%
16.00%
14.00%
12.00%
10.00%
8.00%
6.00%
4.00%
2.00%
0.00%

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 9.51% for the quarter ended March 31, 2024 and the lowest quarterly return was -0.59% for the quarter ended June 30, 2024.

Average Annual Total Returns

For the Periods Ended December 31, 2024
	1 Year	Since Inception February 6, 2023
Return Before Taxes	14.25%	13.50%
Return After Taxes on Distributions	14.10%	13.27%
Return After Taxes on Distributions and Sale of Fund Shares	8.55%	10.40%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)(1)	25.02%	22.62%

(1)	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Management

Investment Adviser

Tidal Investments LLC, a Tidal Financial Group company, serves as investment adviser to the Fund.

Portfolio Managers

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Michael Venuto, Chief Investment Officer for the Adviser, has been a portfolio manager of the Fund and the Predecessor Fund since 2024.

Daniel Weiskopf, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund and the Predecessor Fund since 2024.

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Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.subversiveetfs.com/#etf.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objective

Each of the Unusual Whales Subversive Democratic Trading ETF and the Unusual Whales Subversive Republican Trading ETF seeks long-term capital appreciation.

An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. Each Fund’s investment objective has not been adopted as a fundamental investment policy and therefore may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of the Tidal ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

Principal Investment Strategies

The following information is in addition to, and should be read along with, the description of each Fund’s principal investment strategies in the section titled “Fund Summary-Principal Investment Strategies” above.

The Funds are actively-managed ETFs. The Democratic Trading Fund seeks to achieve its investment objective by investing primarily in equity securities of companies that sitting Democratic members of the U.S. Congress and/or their family members also have reported to have invested in through public disclosures made by such Congress person. The Republican Trading Fund seeks to achieve its investment objective by investing primarily in equity securities of companies that sitting Republican members of the U.S. Congress and/or their family members also have reported to have invested in through public disclosures made by such Congress person. Each Fund will only focus on the equity securities purchased by members of Congress who are registered members of the Democratic Party (for the Democratic Trading Fund) or Republican Party (for the Republican Trading Fund), and their family members.

Each Fund will exclude investments by any U.S. Congressperson who is not registered as a member of the Democratic Party or the Republican Party, as applicable (e.g., a U.S. Congressperson who is registered as an Independent but who may caucus with either the Democratic Party or Republican Party).

The Adviser will obtain and use information derived by the Data Provider from PTRs filed by Democratic and Republican U.S. Congresspeople on their own behalf and on behalf of their family members pursuant to the STOCK Act to determine which securities, and how much of each security, to select for a Fund. PTRs are filed with either the Senate Office of Public Records or the Clerk of the House of Representatives and made available online pursuant to the EIGA.

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Each Fund will attempt to replicate the trades of equity securities of publicly traded companies made by sitting Democratic or Republican U.S. Congresspeople and/or their family members while in office. Because PTRs report a range of securities, the Adviser will adjust the relative composition of each Fund’s portfolio based on the midpoint of these ranges. To manage each Fund’s portfolio, the Adviser will obtain and use information derived by the Data Provider from PTRs filed by sitting members of Congress for the past 3 years. Purchases made during that time will be netted against any sales of the same security to manage the Fund’s portfolio of equity securities. As the investment thesis of each Fund is to track the trading of Democratic or Republican members of Congress while in office, equity securities acquired by members of Congress prior to his or her inauguration (or the 3-year look back period) are not considered when managing the Fund’s portfolio. Similarly, to the extent a member of Congress sells equity securities acquired prior to his or her inauguration, the Adviser will not adjust a Fund’s portfolio.

Under normal circumstances, each Fund will invest in a portfolio of between 100 and 200 holdings. However, the number of positions held by a Fund will vary based on the number of positions traded by either Democratic or Republican U.S. Congresspeople. Individual holdings in each Fund will be weighted based on the level of reported trading in a security by either Democratic or Republican U.S. Congresspeople. Securities with large purchases, recurring purchases and purchases from multiple Democratic or Republican U.S. Congresspeople will be overweighted. Securities with small purchases, recent sales and one-off trades by either Democratic or Republican U.S. Congresspeople will be excluded or underweighted.

Each Fund will sell a security when a position is reported as being sold by a U.S. Congresspeople and/or their family members. Positions reported as bought and sold on the same day in a PTR are excluded. Each Fund will also exclude the underlying securities of any options contracts reported. In addition to equity securities, each Fund may also invest in sector specific mutual funds and ETFs reported on PTRs. The Adviser may also exclude from the portfolio de minimis trades (small trades that represent less than 1% of the overall portfolio traded by traded by Democratic U.S. Congresspeople or Republican U.S. Congresspeople, as applicable), as such trades will likely have little to no economic impact on the Fund’s performance.

Each Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

In an effort to achieve its goals, the Funds may engage in active and frequent trading.

Temporary Defensive Positions. Each Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse or unstable market, economic, political, or other conditions. During such times, the Funds may trade in a manner that is not reflected on publicly available PTRs and as a result may trade ahead of what is likely to be reflected in subsequent PTRs. Accordingly, a Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When a Fund takes a temporary defensive position, the Fund may not be able to pursue its investment objectives.

Manager of Managers Structure

Although the Funds are not currently sub-advised, the Funds and the Adviser have received exemptive relief from the SEC permitting the Adviser (subject to certain conditions and the approval of the Trust’s Board) to change or select new unaffiliated sub-advisers without obtaining shareholder approval. The relief also permits the Adviser to materially amend the terms of agreements with an unaffiliated sub-adviser (including an increase in the fee paid by the Adviser to the unaffiliated sub-adviser (and not paid by a Fund)) or to continue the employment of an unaffiliated sub-adviser after an event that would otherwise cause the automatic termination of services with Board approval, but without shareholder approval. Shareholders will be notified of any unaffiliated sub-adviser changes. The Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee a sub-adviser and recommend their hiring, termination and replacement.

Principal Risks of Investing in the Funds

There can be no assurance that a Fund will achieve its investment objective. As with any investment, there is a risk that you could lose all or a portion of your investment in a Fund. Some or all of these risks may adversely affect a Fund’s NAV per share, trading price, yield, total return and/or ability to meet its investment objective. The following information is in addition to, and should be read along with, the description of each Fund’s principal investment risks in the sections titled “Fund Summary — Principal Risks of Investing in the Fund” above. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in a Fund, regardless of the order in which it appears. The risks below apply to each Fund as indicated in the following table. The number of risk factors applicable to a Fund does not necessarily correlate to the overall risk of an investment in that Fund. Additional information about each such risk and its potential impact on a Fund is set forth below the table.

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	Unusual Whales Subversive Democratic Trading ETF	Unusual Whales Subversive Republican Trading ETF
Democratic Party Investing Risk	X	—
ETF Risks	X	X
— Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk	X	X
— Costs of Buying or Selling Shares	X	X
— Shares May Trade at Prices Other Than NAV	X	X
— Trading	X	X
Ethics in Government Act Risk	X	X
Equity Market Risk	X	X
General Market Risk	X	X
Government Regulation Risk	X	X
High Portfolio Turnover Risk	X	X
Management Risk	X	X
Market Capitalization Risk	X	X
— Large-Capitalization Investing	X	X
— Mid-Capitalization Investing	X	X
— Small-Capitalization Investing	X	X
New Fund Risk	X	X
Non-Diversification Risk	X	X
Other Investment Companies Risks	X	X
Recent Market Events Risk	X	X
Reporting Delay Risk	X	X
Republican Party Investing Risk	—	X

Democratic Party Investing Risk. The pattern of investing by members of the Democratic Party and their family members are often a reflection of committees on which a Congressperson sits and the types of companies or trade associations lobbying members of those Congresspeople. Accordingly, the Fund’s investments may emphasize the sectors that are representative of the committees on which Congresspersons who are members of the Democratic Party may sit. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

ETF Risks.

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

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○	Trading. Although Shares are listed on a national securities exchange, such as the Exchange, and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Ethics in Government Act Risk. As described above, in implementing the Fund’s principal investment strategies, the Adviser obtains and uses information derived by the Data Provider from PTRs to manage the composition and weighting of securities in the Fund’s portfolio. PTRs are made available online by the EIGA, which makes it unlawful for “any person to obtain or use a [PTR] … for any commercial purpose, other than by news and communications media for dissemination to the general public[.]” The EIGA authorizes the U.S. Attorney General to bring a civil action against any person who obtains or uses a PTR for a prohibited commercial purpose, and provides that the court in which such action is brought may assess penalties. Absent a definitive determination as to whether the Adviser’s review and analysis of data for purposes of implementing the Fund’s investment strategies constitutes “obtain[ing] or us[ing]” a PTR for a prohibited “commercial purpose,” as those terms are used in the EIGA, the Fund is subject to the risk that the Adviser and/or the Fund may face legal consequences if the Adviser’s implementation of the Fund’s investment strategies is prohibited by the EIGA, which could potentially include monetary penalties and other liabilities or injunctions or similar orders, any or all of which could adversely impact the Fund and its shareholders or limit the ability of the Adviser to implement the Fund’s investment strategies. In addition, the Adviser and/or the Fund may face the threat (or perceived threat) of legal proceedings or other actions that could result in legal consequences. Such a threat (or perceived threat) could lead the Fund to fundamentally change its investment strategies or liquidate. The timing of any such liquidation may not be favorable and could have negative tax consequences for shareholders.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Government Regulation Risk. It is possible that legislation or regulation could be enacted that limits, restricts or prevents U.S. Congresspeople and/or their family members from personal securities trading. Legal, tax and regulatory changes could occur that may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Government regulation may change the manner in which the Fund is able to implement its principal investment strategy. Government regulation may change frequently and may have significant adverse consequences for the Fund or its investments. It is not possible to predict fully the effects of current or future regulation.

High Portfolio Turnover Risk. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Market Capitalization Risk. These risks apply to the extent the Fund holds securities of large-, mid- and small-capitalization companies.

○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

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○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

Newer Fund Risk. The Fund is newer with a limited operating history. As a result, prospective investors do not have a limited track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

Other Investment Companies Risk. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

Reporting Delay Risk. Members of Congress are required to report certain securities transactions (purchases, sales or exchanges of assets covered by the STOCK Act) totaling over $1,000 within 30 days of purchasing those securities or becoming aware of such a transaction, but have up to 45 days to submit such reports. Accordingly, the Fund will not purchase or sell securities at the same time as members of Congress. As a result, the Fund may purchase a security at a higher price or sell a security at a lower price than it would have if purchased or sold at the same time as the member of Congress. The Fund would also hold a security for a period of time even though the Congressperson no longer holds the security, which may negatively affect the Fund’s performance.

Republican Party Investing Risk. The pattern of investing by members of the Republican Party and their family members are often a reflection of committees on which a Congressperson sits and the types of companies or trade associations lobbying members of those Congresspeople. Accordingly, the Fund’s investments may emphasize the sectors that are representative of the committees on which Congresspersons who are members of the Republican Party may sit. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

PORTFOLIO HOLDINGS INFORMATION

Information about each Fund’s daily portfolio holdings is available on the Funds’ website at www.subversiveetfs.com/#etf. A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

MANAGEMENT

Investment Adviser

Tidal Investments LLC, a Tidal Financial Group company, located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, is an SEC-registered investment adviser and a Delaware limited liability company. Tidal was founded in March 2012. Tidal is dedicated to understanding, researching and managing assets within the expanding ETF universe. As of December 31, 2024, Tidal had assets under management of approximately $26.59 billion and served as the investment adviser or sub-adviser for 193 registered funds.

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Tidal serves as investment adviser to the Funds and has overall responsibility for the general management and administration of each Fund pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”). The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser also arranges for transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Effective August 2, 2024, the Adviser began serving as the investment adviser to each Predecessor Fund. Prior to August 2, 2024, the Adviser served as the investment sub-adviser to each Predecessor Fund.

For the services it provides to the Funds, each Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate based on the applicable Fund’s average daily net assets as set forth in the table below.

Name of Fund	Management Fee
Unusual Whales Subversive Democratic Trading ETF	0.72%
Unusual Whales Subversive Republican Trading ETF	0.72%

From the commencement of operations of each Predecessor Fund until August 2, 2024, Subversive Capital Advisor LLC (“Subversive” or the “Predecessor Adviser”) served as the investment adviser of each Predecessor Fund pursuant to an investment advisory agreement with Series Portfolios Trust (“SPT”), on behalf of each of the Predecessor Democratic Trading Fund and the Predecessor Republican Trading Fund (the “Subversive Advisory Agreement”). Pursuant to the Subversive Advisory Agreement, each Predecessor Fund paid the Predecessor Adviser a unitary management fee at an annual rate of 0.75% of the applicable Predecessor Fund’s average daily net assets. Effective August 2, 2024, the Adviser began serving as the investment adviser of each Predecessor Fund under an interim investment advisory agreement with SPT, on behalf of each of the Predecessor Funds, pursuant to which each Predecessor Fund paid the Adviser a unitary management fee at an annual rate of 0.75% of the applicable Predecessor Fund’s average daily net assets.

Under the Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds except for Excluded Expenses and the unitary management fee payable to the Adviser.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement will be available in each Fund’s semi-annual report on Form N-CSR for the reporting period ended March 30, 2025.

Portfolio Managers

The following individuals (each, a “Portfolio Manager”) serve as portfolio managers of the Funds and the Predecessor Funds since 2024.

Michael Venuto, Chief Investment Officer for the Adviser

Mr. Venuto is a co-founder and has been the Chief Investment Officer of the Adviser since 2012. Mr. Venuto is an ETF industry veteran with over a decade of experience in the design and implementation of ETF-based investment strategies. Previously, he was Head of Investments at Global X Funds where he provided portfolio optimization services to institutional clients. Before that, he was Senior Vice President at Horizon Kinetics where his responsibilities included new business development, investment strategy and client and strategic initiatives.

Daniel Weiskopf, Portfolio Manager for the Adviser

Mr. Weiskopf serves as Portfolio Manager at Tidal, having joined the firm in May 2018. Mr. Weiskopf has been an ETF Strategist since 2003, and was the portfolio manager and founder of MH Capital Partners, a small cap hedge fund from 1995 until 2003 which focused on asset light business models. Firms that Mr. Weiskopf has been affiliated with include, Investment Planners, Forefront Capital, UBS Financial and American Diversified Enterprises, an affiliated of Allen & Company. Mr. Weiskopf graduated with an MBA from Fordham University Gabelli School of Business, and holds a series 7 and 65 license.

The Funds’ SAI provides additional information about each Portfolio Manager’s compensation structure, other accounts that each Portfolio Manager manages, and each Portfolio Manager’s ownership of Shares.

FUND SPONSOR

The Adviser has entered into a fund sponsorship agreement with Subversive Capital Advisor LLC (“Sponsor”) pursuant to which Sponsor is a sponsor to the Funds. Under this arrangement, Sponsor has agreed to provide financial support (as described below) to the Funds. Every month, unitary management fees for each Fund are calculated and paid to the Adviser, and the Adviser retains a portion of the unitary management fees from the Fund.

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In return for its financial support for the Funds, the Adviser has agreed to pay Sponsor a portion of any remaining profits generated by the unitary management fee for each Fund. If the amount of the unitary management fees exceeds the Fund’s operating expenses and the Adviser-retained amount, that excess amount is considered “remaining profit.” In that case, the Adviser will pay a portion of the remaining profits to Sponsor.

Further, if the amount of the unitary management fee is less than the Fund’s operating expenses and the Adviser-retained amount, Sponsor is obligated to reimburse the Adviser for a portion of the shortfall.

DATA PROVIDER

Unusual Whales, Inc. (“UW”), the data provider to the Funds, collects, evaluates and compiles data regarding investments and investment strategies of certain government officials and related individuals who are subject to public disclosure requirements with respect to their investments. UW provides this data to Tidal for use in implementing the Funds’ principal investment strategies. UW is compensated by Tidal pursuant to a license agreement between Tidal and UW. UW plays no role in the construction or implementation of each Fund’s portfolio.

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to a Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by the Funds’ transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Most investors buy and sell Shares in secondary market transactions through brokers. Individual Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” through your brokerage account.

Frequent Purchases and Redemptions of Shares

The Funds impose no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Funds, are an essential part of the ETF process and help keep Share trading prices in line with the NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Funds employ fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting trades. In addition, the Funds and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The NAV for each Fund is calculated by dividing the applicable Fund’s net assets by its Shares outstanding.

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In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. The values of non-U.S. dollar denominated securities are converted to U.S. dollars using foreign currency exchange rates generally determined as of 4:00 p.m. London Time. If such information is not available for a security or other asset held by a Fund or is determined to be unreliable, the security or other asset will be valued at fair value estimates under guidelines established by the Trust and the Adviser (as described below).

Fair Value Pricing

Consistent with Rule 2a-5 under the 1940 Act, the Trust and the Adviser have adopted procedures and methodologies wherein the Adviser, serving as each Fund’s Valuation Designee (as defined in Rule 2a-5), determines the fair value of Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) an investment has been delisted or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment, the Valuation Designee will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and in accordance with the Adviser’s fair value methodologies, subject to oversight by the Board. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

Investments by Other Registered Investment Companies in the Funds

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in each Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth by rule under the 1940 Act, including that such investment companies enter into an agreement with each Fund.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Fund intends to pay out dividends and interest income, if any, and distribute any net realized capital gains to its shareholders at least annually.

Each Fund will declare and pay income and capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under the Code. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when a Fund makes distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (institutional investors only).

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The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this Prospectus. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Taxes on Distributions

For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income or qualified dividend income. Taxes on distributions of net capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned their Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions of short-term capital gain will generally be taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided certain holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from a Fund.

In addition to the federal income tax, certain individuals, trusts, and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). A Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable to you even though it may economically represent a return of a portion of your investment.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the Internal Revenue Service (“IRS”) the identity of certain of its account-holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

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Each Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of substantially identical Shares.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings) or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year and as a short-term capital gain or loss if such Shares have been held for one year or less.

A Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. A Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Foreign Investments by a Fund

Interest and other income received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax treaties or conventions between certain countries and the United States may reduce or eliminate such taxes. If, as of the close of a taxable year, more than 50% of the value of a Fund’s assets consists of certain foreign stock or securities, such Fund will be eligible to elect to “pass through” to investors the amount of certain qualifying foreign income and similar taxes paid by such Fund during that taxable year. This means that investors would be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax. If a Fund does not so elect, such Fund will be entitled to claim a deduction for certain foreign taxes incurred by such Fund. A Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in each Fund. It is not a substitute for personal tax advice. You also may be subject to foreign, state, and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section titled “Federal Income Taxes” in the SAI.

DISTRIBUTION

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group) (the “Distributor”), the Funds’ distributor, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

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The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares.

No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of such Fund can be found on the Funds’ website at www.subversiveetfs.com/#eft.

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.

Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser and each Fund make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly.

Delaware law permits the governing documents of a statutory trust to expand, restrict or eliminate the fiduciary duties that trustees, shareholders or other persons might otherwise be subject to, and replace them with the standards set forth in the Trust’s governing documents.

The Trust’s Declaration of Trust provides that the Trustees shall not be subject to fiduciary duties except as set forth in the Declaration of Trust. The foregoing relates specifically to Delaware laws. Nothing in the Declaration of Trust modifying, restricting or eliminating the duties or liabilities of trustees shall apply to, or in any way limit, the duties (including state law fiduciary duties of loyalty and care) or liabilities of such persons with respect to matters arising under the federal securities laws.

22

FINANCIAL HIGHLIGHTS

Each Fund acquired all of the assets, subject to the liabilities, of the corresponding Predecessor Fund, each a series of Series Portfolios Trust, in a Reorganization, that occurred on December 30, 2024. Prior to the Reorganization, the Funds had not yet commenced operations. As a result of the Reorganizations, the Financial Highlights presented below for the Funds are the financial history of the corresponding Predecessor Funds.

The Financial Highlights present each Predecessor Fund’s financial performance for the fiscal period ending September 30, 2023 and the fiscal year ended September 30, 2024. The total returns represent the rate that an investor would have earned or lost on an investment in a Predecessor Fund assuming reinvestment of dividends and capital gains. This information in the tables has been audited by Cohen & Company, Ltd., the independent registered public accounting firm for the Predecessor Funds, whose report, along with the Predecessor Funds’ financial statements, are included in the Predecessor Funds’ annual report on Form N-CSR, which is available upon request.

Financial Highlights – Unusual Whales Subversive Democratic Trading ETF

For a Fund share outstanding throughout the periods.

PER SHARE DATA:	For the Year Ended September 30, 2024	For the Period Inception through September 30, 2023(1)
Net asset value, beginning of period	$26.93	$25.00

INVESTMENT OPERATIONS:
Net investment income(2)	0.17	0.10
Net realized and unrealized gain on investments	10.57	1.83
Total from investment operations	10.74	1.93

LESS DISTRIBUTIONS:
From net investment income	(0.12)	—
From net realized gains	(0.17)	—
Total distributions paid	(0.29)	—

Net Asset Value, end of period	$37.38	$26.93

TOTAL RETURN, AT NAV(3)(4)	40.10%	7.72%
TOTAL RETURN, AT MARKET(3)(4)	40.08%	7.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$175,671	$9,426

Ratio of expenses to average net assets(5)	0.75%	0.75%
Ratio of net investment income to average net assets(5)	0.47%	0.57%

Portfolio turnover rate(4)(6)(7)	62%	44%

(1)	Inception date of the Fund was February 6, 2023.
(2)	Calculated based on average shares outstanding during the period.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Excludes in-kind transactions associated with creations of the Fund.
(7)	The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

23

Financial Highlights – Unusual Whales Subversive Republican Trading ETF

For a Fund share outstanding throughout the periods.

PER SHARE DATA:	For the Year Ended September 30, 2024	For the Period Inception through September 30, 2023(1)
Net asset value, beginning of period	$24.68	$25.00

INVESTMENT OPERATIONS:
Net investment income(2)	0.32	0.21
Net realized and unrealized gain (loss) on investments	6.64	(0.53)
Total from investment operations	6.96	(0.32)

LESS DISTRIBUTIONS:
From net investment income	(0.28)	—
From net realized gains	—	—
Total distributions paid	(0.28)	—

Net Asset Value, end of period	$31.36	$24.68

TOTAL RETURN, AT NAV(3)(4)	28.39%	-1.30%
TOTAL RETURN, AT MARKET(3)(4)	28.40%	-1.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$33,716	$4,935

Ratio of expenses to average net assets(5)	0.75%	0.75%
Ratio of net investment income to average net assets(5)	1.07%	1.32%
Portfolio turnover rate(4)(6)(7)	54%	46%

(1)	Inception date of the Fund was February 6, 2023.
(2)	Calculated based on average shares outstanding during the period.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Excludes in-kind transactions associated with creations of the Fund.
(7)	The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

24

Unusual Whales Subversive Democratic Trading ETF

 Unusual Whales Subversive Republican Trading ETF

Adviser	Tidal Investments LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204	Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 342 North Water Street, Suite 830 Milwaukee, Wisconsin 53202
Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101	Administrator	Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204
Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202	Sub-Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202
		Custodian	U.S. Bank National Association 1555 North River Center Drive Milwaukee, Wisconsin 53212

Investors may find more information about the Funds in the following documents:

Statement of Additional Information: The Funds’ SAI provides additional details about the investments of the Funds and certain other additional information. A current SAI dated January 28, 2025, as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Unusual Whales Subversive Democratic Trading ETF’s and the Unusual Whales Subversive Republican Trading ETF’s investments are available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the Funds’ last fiscal period. In the Funds’ Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

You can obtain free copies of the SAI, the Funds’ annual and semi-annual reports to shareholders, and request other information or make general inquiries about the Funds by contacting the Funds at Subversive ETFs c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (877) 291-4040.

Shareholder reports, the Funds’ current Prospectus and SAI and other information about the Funds, such as the Fund’s financial statements are also available:

●	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

●	Free of charge from the Funds’ Internet website at www.subversiveetfs.com/#etf; or

●	For a duplicating fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-23377)

NANC	Unusual Whales Subversive Democratic Trading ETF

KRUZ	Unusual Whales Subversive Republican Trading ETF

each listed on Cboe BZX Exchange, Inc.

STATEMENT OF ADDITIONAL INFORMATION

January 28, 2025

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for the Unusual Whales Subversive Democratic Trading ETF (the “Democratic Trading ETF”) and Unusual Whales Subversive Republican Trading ETF (the “Republican Trading ETF”), each a series of Tidal ETF Trust (the “Trust”), dated January 28, 2025, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Funds at (877) 291-4040, visiting www.subversiveetfs.com/#etf, or writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

The Democratic Trading ETF and the Republican Trading ETF are the successors to the Unusual Whales Subversive Democratic Trading ETF (the “Predecessor Democratic Trading ETF”) and Unusual Whales Subversive Republican Trading ETF (the “Predecessor Republican Trading ETF”), respectively, each a series of Portfolio Series Trust (each, a “Predecessor Fund” and together, the “Predecessor Funds”). The annual report to shareholders of the Predecessor Funds for the fiscal year ended September 30, 2024 is a separate document and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein, are incorporated by reference into this SAI.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company consisting of multiple series, including the Funds. This SAI relates to the Democratic Trading ETF and the Republican Trading ETF (each, a “Fund,” and collectively the “Funds”). The Trust was organized as a Delaware statutory trust on June 4, 2018. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds.

On December 30 2024, each Predecessor Fund reorganized into the corresponding Fund (the “Reorganizations”). Prior to the Reorganizations, each Fund was a “shell” fund with no assets and had not commenced operations. In connection with the Reorganizations, each Fund assumed the assets and liabilities of the corresponding Predecessor Fund. All historical financial information and other information contained in this SAI relating to a Fund for periods prior to the closing of the applicable Reorganization is that of its corresponding Predecessor Fund.

Each Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). Each Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares of each Fund are listed on Cboe BZX Exchange, Inc. (the “Exchange”). Shares trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors, known as “Authorized Participants” or “APs,” purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

Each Fund’s investment objective and principal investment strategies are described in the Prospectus under “Investment Objective” and “Principal Investment Strategies,” respectively. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Non-Diversification

Each Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. The securities of a particular issuer may constitute a greater portion of the Funds. This may have an adverse effect on a Fund’s performance or subject a Fund’s Shares to greater price volatility than more diversified investment companies. Each Predecessor Fund was classified as “diversified” within the meaning of the 1940 Act. Under applicable federal laws, to qualify as a diversified fund, each Predecessor Fund, with respect to 75% of its total assets, could not invest greater than 5% of its total assets in any one issuer and could not hold greater than 10% of the securities of one issuer, other than investments in cash and cash items (including receivables), U.S. government securities, and securities of other investment companies.

Although the Funds are non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), and to relieve the Funds of any liability for federal income tax to the extent that their earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit the investment flexibility of a Fund and may make it less likely that a Fund will meet its investment objectives. See “Federal Income Taxes” in this SAI for further discussion.

General Risks

The value of a Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer, and changes in general economic or political conditions. An investor in a Fund could lose money over short or long periods of time.

There can be no guarantee that a liquid market for the securities held by a Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid-ask spreads are wide.

Financial markets, both domestic and foreign, have recently experienced an unusually high degree of volatility. Continuing events and possible continuing market turbulence may have an adverse effect on the Funds’ performance.

Cyber Security Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Funds or the Adviser, Custodian (defined below), Transfer Agent (defined below), intermediaries, and other third-party service providers may adversely impact a Fund. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject a Fund to regulatory fines or financial losses, and cause reputational damage. A Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such portfolio companies to lose value.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices and the associated risk factors. A Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with such Fund’s investment objective and permitted by such Fund’s stated investment policies. Each of the permitted investments described below applies to each Fund unless otherwise noted. In addition, certain of the techniques and investments discussed in this SAI are not principal strategies of the Funds as disclosed in the Prospectus, and while such techniques and investments are permissible for the Funds to utilize, the Funds are not required to utilize such non-principal techniques or investments.

Borrowing

Although the Funds do not intend to borrow money, a Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. A Fund will generally borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Equity Securities

Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment, or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of Shares to decline. An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares).

Types of Equity Securities:

Common Stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Tracking Stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable, and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

When-Issued Securities – A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to complete the sale. If the other party fails to complete the sale, such Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. A Fund will segregate cash or liquid securities equal in value to commitments for the when-issued transactions. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.

Smaller Companies — The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.

Foreign Securities

A Fund may invest directly in foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards, and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than exists in the United States. Interest and dividends paid by foreign issuers as well as gains or proceeds realized from the sale or other disposition of foreign securities may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to a Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, the imposition of economic sanctions, confiscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of the Fund held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities. Because non-U.S. securities may trade on days when a Fund’s shares are not priced, NAV may change at times when Shares cannot be sold.

Decreases in the value of currencies of the foreign countries in which a Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of a Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of a Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Investing in emerging markets can have more risk than investing in developed foreign markets. The risks of investing in these markets may be exacerbated relative to investments in foreign markets. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose restrictions on a Fund’s ability to repatriate investment income or capital and thus, may adversely affect the operations of a Fund. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. Dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on a Fund.

Depositary Receipts

To the extent a Fund invests in stocks of foreign corporations, a Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States.

Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

The Funds will not invest in any unlisted depositary receipts or any depositary receipt that the Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all depositary receipts generally must be sponsored. However, a Fund may invest in unsponsored depositary receipts under certain limited circumstances. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts. The use of a depositary receipt may increase tracking error relative to the applicable Index if the Index includes the foreign security instead of the depositary receipt.

Illiquid and Restricted Investments

A Fund may invest directly or indirectly in illiquid investments (i.e., investments that are not readily marketable) to the extent permitted under the 1940 Act. Illiquid investments include, but are not limited to, restricted investments (investments the disposition of which is restricted under the federal securities laws); investments that may only be resold pursuant to Rule 144A under the Securities Act, but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid investments if, immediately after the acquisition, such investments would comprise more than 15% of the value of the Fund’s net assets. Determinations of liquidity are made pursuant to guidelines contained in the liquidity risk management program of the Trust applicable to a Fund. The Adviser determines and monitors the liquidity of the portfolio investments and reports periodically on its decisions to the Board. In making such determinations it takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the investment; (2) the number of dealers willing to purchase or sell the investment and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the investment; and (4) the nature of the marketplace trades, including the time needed to dispose of the investment, the method of soliciting offers and the mechanics of the transfer. The term “illiquid investment” is defined as an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

An institutional market has developed for certain restricted investments. Accordingly, contractual or legal restrictions on the resale of an investment may not be indicative of the liquidity of the investment. If such investments are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act or other exemptions, the Adviser may determine that the investments are liquid.

Restricted investments may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell an investment under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell.

Illiquid investments will be priced at fair value as determined in good faith under procedures adopted by the Trust and the Adviser. If, through the appreciation of illiquid investments or the depreciation of liquid investments, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid investments, including restricted investments which are not readily marketable, the Fund will take such steps as set forth in its procedures as adopted by the Trust and the Adviser.

Investment Company Securities

The Funds may invest in the securities of other investment companies, including money market funds and ETFs, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. The acquisition of Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by rules under the 1940 Act, discussed further below. Investing in another pooled vehicle exposes a Fund to all the risks of that pooled vehicle.

Pursuant to Section 12(d)(1), the Funds may invest in the securities of another investment company (the “acquired company”) provided that a Fund, immediately after such purchase or acquisition, does not own in the aggregate: (1) more than 3% of the total outstanding voting stock of the acquired company; (2) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (3) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Funds may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

If a Fund invests in and, thus, is a shareholder of another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Funds to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (1) a Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund; and (2) the sales load charged on Shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). A Fund may also rely on Rule 12d1-4 under the 1940 Act, which provides an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if a Fund satisfies certain conditions specified in the Rule, including, among other conditions, that a Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company). Additionally, a Fund may rely on exemptive relief issued by the SEC to other registered funds, including ETFs, to invest in such other funds in excess of the limits of Section 12(d)(1) if a Fund complies with the terms and conditions of such exemptive relief.

Investments by Other Registered Investment Companies in the Funds

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in each Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust or rule under the 1940 Act, including that such investment companies enter into an agreement with each Fund.

Bitcoin Exchange Traded Products

Each Fund may invest in one or more U.S.-listed exchange traded products (“ETPs”) that seek exposure to Bitcoin, which is a “digital asset.” These ETPs may invest either directly in Bitcoin or indirectly in Bitcoin via derivatives contracts (such as futures contracts) based on Bitcoin’s prices.

Information About Bitcoin

Each Fund does not invest directly in Bitcoin or any other digital assets. Each Fund does not invest directly in derivatives that track the performance of Bitcoin or any other digital assets. Each Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. However, the Underlying ETPs may invest directly or indirectly (e.g., via futures) in Bitcoin. The following provides an overview of Bitcoin, the Bitcoin Blockchain, the relationship between the two, as well as their use cases.

Bitcoin Description:

Bitcoin, the first and most well-known digital asset, operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning Bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making Bitcoin a unique investment commodity within the digital currency landscape.

Bitcoin Blockchain Description:

The Bitcoin blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all Bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, becomes irreversible and tamper-evident. The integrity, transparency, and security of the transactional data are maintained autonomously within the Bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain:

Bitcoin is a digital currency that operates on the Bitcoin blockchain, a decentralized and cryptographic ledger system. The Bitcoin blockchain underpins the entire Bitcoin network, providing a secure and transparent mechanism for recording Bitcoin transactions. Each Bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin blockchain, ensuring the integrity and traceability of the digital currency. Thus, while Bitcoin serves as a medium of exchange or store of value, the Bitcoin blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of Bitcoin. This symbiotic relationship ensures that Bitcoin operates in a trustless and decentralized manner, with the Bitcoin blockchain maintaining the currency’s history and scarcity.

Bitcoin and Bitcoin Blockchain Use Cases:

1.	Bitcoin and the Bitcoin blockchain serve as innovative financial instruments within the digital economy, offering multiple use cases. However, their adoption has been limited. Key applications include:

2.	Decentralized Transactions: Bitcoin facilitates peer-to-peer financial transactions globally without the need for intermediaries, reducing transaction costs and times. This feature makes it an attractive option for cross-border transfers and remittances.

3.	Store of Value: Due to its limited supply and decentralized nature, Bitcoin is perceived as a digital alternative to traditional stores of value like gold, potentially serving as a hedge against inflation and currency devaluation.

4.	Smart Contracts: While primarily associated with other blockchain platforms, the Bitcoin blockchain can execute smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions.

5.	Asset Tokenization: The Bitcoin blockchain provides a platform for tokenizing assets, converting rights to an asset into a digital token on the blockchain. This can include real estate, stocks, or other forms of assets, enhancing liquidity and market efficiency.

6.	Digital Identity Verification: Leveraging the security and immutability of the Bitcoin blockchain, companies can develop digital identity verification systems, enhancing privacy and reducing identity theft.

Risks of Bitcoin Exchange Traded Products

●	Underlying Bitcoin ETP Risks: Investing in an ETP that focuses on Bitcoin, directly or indirectly via derivatives like futures contracts, carries significant risks. These risks include high market volatility, which can be influenced by technological advancements, regulatory changes, and broader economic factors. When trading derivatives, liquidity risks and counterparty risks are substantial. Managing futures contracts can be complex and may affect the performance of an ETP. Additionally, each ETP, and consequently a Fund, is dependent on blockchain technology, which brings technological and cybersecurity risks, along with custodial challenges for securely storing digital assets. The constantly evolving regulatory and legal landscape presents continuous compliance and valuation difficulties. Risks related to market concentration and network issues in the digital asset sector further add complexity. Moreover, operational intricacies in managing digital assets and potential market volatility can lead to losses for each ETP.

●	Bitcoin Investment Risk: A Fund’s indirect investment in Bitcoin, through holdings in one or more ETPs, exposes it to the unique risks of this emerging innovation. Bitcoin’s price is highly volatile, and its market is influenced by the changing Bitcoin network, fluctuating acceptance levels, and unpredictable usage trends. Not being a legal tender and operating outside central authority systems like banks, Bitcoin faces potential government restrictions. For instance, some countries may limit or ban Bitcoin transactions, negatively impacting its market value.

The risks associated with Bitcoin include the possibility of fraud, theft, market manipulation, and security breaches in trading platforms. A small group of large Bitcoin holders, known as “whales,” can significantly influence Bitcoin’s price. The largely unregulated nature of Bitcoin and its trading venues heightens risks of fraudulent activities and market manipulation, which could affect Bitcoin’s price. For example, if a group of miners gains control over a majority of the Bitcoin network, they could manipulate transactions to their advantage. Historical instances have seen Bitcoin trading venues shut down due to fraud or security breaches, often leaving investors without recourse and facing significant losses.

Updates to Bitcoin’s software, proposed by developers, can lead to the creation of new digital assets, or “forks,” if not broadly adopted. This can impact Bitcoin’s demand and a Fund’s performance. The extreme volatility of Bitcoin’s market price can result in shareholder losses. Furthermore, the operation of Bitcoin exchanges may be disrupted or cease altogether due to various issues, further affecting Bitcoin’s price and a Fund’s investments.

The value of Bitcoin has historically been subject to significant speculation, making trading and investing in Bitcoin reliant on market sentiment rather than traditional fundamental analysis.

Bitcoin’s price can be influenced by events unrelated to its security or utility, including instability in other speculative areas of the crypto/blockchain space, potentially leading to substantial declines in its value.

Risks associated with crypto (digital) asset trading platforms include fragmentation, regulatory non-compliance, and the possibility of enforcement actions by regulatory authorities, which could impact the valuation of Bitcoin-linked derivatives held by the ETPs.

The security of the Bitcoin blockchain may be compromised if a single miner or group controls more than 50% of the network’s hashing power, where hashing power refers to the computational capacity used to validate and secure transactions on the blockchain.

Proposed changes to the Bitcoin protocol may not be universally adopted, leading to the creation of competing blockchains (forks) with different assets and participants, exemplified by past forks like Bitcoin Cash and Bitcoin SV.

The Bitcoin blockchain protocol may contain vulnerabilities that attackers could exploit to disrupt its operation, potentially compromising the security and reliability of the network.

Emerging alternative public blockchains, particularly those emphasizing privacy through technologies like zero-knowledge cryptography, pose risks and challenges to the dominance of the Bitcoin blockchain as a payment system.

Common impediments to adopting the Bitcoin blockchain as a payment network include slow transaction processing, variability in transaction fees, and the volatility of Bitcoin’s price, which may deter widespread adoption by businesses and consumers.

The development and use of “Layer II solutions” are critical for the scalability and functionality of the Bitcoin blockchain, but they also introduce risks such as off-chain transaction execution, which could affect transparency and security. Layer II solutions are off-chain protocols that improve scalability and reduce transaction costs by processing transactions outside the main blockchain network.

Adoption and use of other blockchains supporting advanced applications like smart contracts present challenges to the dominance of the Bitcoin blockchain, potentially impacting its long-term relevance and utility in the evolving landscape of blockchain technology.

●	Digital Assets Risk: Digital assets like Bitcoin, designed as mediums of exchange, are still an emerging asset class. They operate independently of any central authority or government backing and are subject to regulatory changes and extreme price volatility. The trading platforms for digital assets are relatively new, largely unregulated, and thus more vulnerable to fraud and failures compared to traditional, regulated exchanges. Shutdowns of these platforms due to fraud, technical glitches, or security issues can significantly affect digital asset prices and market volatility.

●	Digital Asset Markets Risk: The digital asset market, particularly Bitcoin, has experienced considerable volatility, leading to market disruptions and erosion of confidence among market participants. This instability and the resultant negative publicity could adversely affect a Fund’s reputation and trading prices. Ongoing market turbulence could significantly impact the value of a Fund’s shares.

●	Blockchain Technology Risk: Blockchain technology, which underpins Bitcoin and other digital assets, is relatively new, and many of its applications are untested. The adoption of blockchain and the development of competing platforms or technologies could affect its usage. Investments in companies or vehicles that utilize blockchain technology are subject to market volatility and may experience lower trading volumes compared to more established industries. Additionally, regulatory changes, internet disruptions, cybersecurity incidents, and intellectual property disputes could further affect the adoption and functionality of blockchain technology.

●	Potentially No 1940 Act Protections. One or more ETPs used by the Funds will not be registered as an investment company subject to the 1940 Act. Accordingly, investors in such an ETP would not have the protections expressly provided by that statute, including: provisions preventing ETP insiders from managing an ETP to their benefit and to the detriment of shareholders; provisions preventing an ETP from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing ETP earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in an ETP’s character without the consent of shareholders. The Fund’s investments are expected to be subject to loss as a result of these risks.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in REITs. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest at least 75% of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings (e.g., commercial equity REITs and residential equity REITs); a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Code or fail to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Repurchase Agreements

The Funds may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which the Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A “Business Day” is any day on which the New York Stock Exchange (“NYSE”) is open for regular trading. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund’s custodian bank until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Other Short-Term Instruments

The Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (1) shares of money market funds; (2) obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits, and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (4) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P or, if unrated, of comparable quality as determined by the Adviser; (5) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (6) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Securities Lending

The Funds may lend portfolio securities to certain creditworthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. The Funds may terminate a loan at any time and obtain the return of the securities loaned. The lending Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Funds are compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

The Funds may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from the Funds to borrowers, arranges for the return of loaned securities to the Funds at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Special Purpose Acquisition Companies

The Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities, and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expense, and any warrants issued by the SPAC will expire worthless. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking a business combination, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable business combination. SPACs may pursue a business combination only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, may be traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

U.S. Government Securities

The Funds may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (FNMA), the Government National Mortgage Association (GNMA), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, GNMA pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by the FNMA, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of the FNMA and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. As a result of this Agreement, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by the FNMA and Freddie Mac are currently protected. The Agreement has been amended several times since September 7, 2008, both formally and through letter agreements. The most recent letter agreement dated January 14, 2021, stated the U.S. Treasury’s commitment to begin to establish a timeline and process to terminate the conservatorship. If the conservatorship is terminated, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac will no longer have the protection of the U.S. Treasury.

The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008–2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. In August 2011, S&P lowered its long-term sovereign credit rating of the U.S. from AAA to AA+ with a downgrade from stable outlook to negative outlook. S&P subsequently raised the negative outlook to stable outlook in June 2013, but retained the lower AA+ rating and it has not been upgraded as of the date of this SAI. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt limit and growth in public spending. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.

Tax Risks

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account or other tax-advantaged arrangement, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Shares.

Temporary Defensive Positions.

Each Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse or unstable market, economic, political, or other conditions. During such times, the Funds may trade in a manner that is not reflected on publicly available PTRs and as a result may trade ahead of what is likely to be reflected in subsequent PTRs. Accordingly, the Funds may hold up to 100% of its portfolio in cash or cash equivalent positions. When a Fund takes a temporary defensive position, the Fund may not be able to pursue its investment objectives.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of a Fund present at the meeting if the holders of more than 50% of such Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Fund.

Except with the approval of a majority of the outstanding voting securities, each Fund may not:

1.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.

2.	Make loans, except to the extent permitted under the 1940 Act.

3.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, REITs or securities of companies engaged in the real estate business.

4.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

5.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, registered investment companies, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry

In determining its compliance with the fundamental investment restriction on concentration, each Fund will look through to the underlying holdings of any affiliated investment company and will consider its entire investment in any investment company with a policy to concentrate, or having otherwise disclosed that it is concentrated, in a particular industry or group of related industries as being invested in such industry or group of related industries. Additionally, in determining its compliance with the fundamental investment restriction on concentration, each Fund will look through to the user or use of private activity municipal bonds to determine their industry.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid investments will be observed continuously.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchanges.

There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchanges may, but are not required to, remove Shares from the listing under any of the following circumstances: (1) an Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the Investment Company Act of 1940; (2) a Fund no longer complies with the Exchange’s requirements for Shares; or (3) such other event shall occur or condition shall exist that, in the opinion of an Exchange, makes further dealings on the Exchange inadvisable. The Exchanges will remove the Shares of a Fund from listing and trading upon termination of such Fund.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

MANAGEMENT OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series are overseen by the Board, which elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.

The day-to-day business of the Trust, including the management of risk, is performed by third-party service providers, such as the Adviser, the Distributor (defined below), and the Administrator (defined below). The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance, or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures, and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of each Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Board’s role in risk oversight begins before the inception of the Funds, at which time certain of the Funds’ service providers present the Board with information concerning the investment objective, strategies, and risks of the Funds as well as proposed investment limitations for the Funds. Additionally, the Adviser provides the Board with an overview of, among other things, their investment philosophies, brokerage practices, and compliance infrastructures. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer and other service providers, such as the Funds’ independent registered public accounting firm, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which a Fund may be exposed.

The Board is responsible for overseeing the nature, extent, and quality of the services provided to the Funds by the Adviser and receives information about those services at its regular meetings. In addition, on an annual basis (following the initial two-year period), in connection with its consideration of whether to renew the Investment Advisory Agreement with the Adviser, the Board or its designee may meet with the Adviser to review such services. Among other things, the Board regularly considers the Adviser’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and the nature of each Fund’s investments.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, and Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Annually, the Funds’ independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds’ internal controls over financial reporting. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, the independent registered public accounting firm, and other service providers, the Board and the Audit Committee learn in detail about the material risks of each Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect a Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available, or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are four members of the Board, three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). Mr. Eric W. Falkeis serves as Chairman of the Board and is an interested person of the Trust.

The Board is composed of a majority (75 percent) of Independent Trustees. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust, even though there is no Lead Independent Trustee. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees of the Trust constitute a super majority of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees (1)
Mark H.W. Baltimore Born: 1967	Trustee	Indefinite term; since 2018	Co-Chief Executive Officer, Global Rhino, LLC (asset management consulting firm) (since 2018); Chief Business Development Officer, Joot (asset management compliance services firm) (2019 to 2023); Chief Executive Officer, Global Sight, LLC (asset management distribution consulting firm) (2016 to 2018).	48	None

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Dusko Culafic Born: 1958	Trustee	Indefinite term; since 2018	Retired (since 2018); Senior Operational Due Diligence Analyst, Aurora Investment Management, LLC (2012 to 2018).	48	None
Eduardo Mendoza Born: 1966	Trustee	Indefinite term; since 2018	Chief Financial Officer (since 2022), Executive Vice President - Head of Capital Markets & Corporate Development (since 2019), Advisor (2017 to 2019), Credijusto (financial technology company).	48	None
Interested Trustee
Eric W. Falkeis (2) Born: 1973	President, Principal Executive Officer, Trustee and Chairman	President and Principal Executive Officer since 2019, Indefinite term; Trustee and Chairman since 2018, Indefinite term

Chief Operating Officer, Tidal Investments LLC

(since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).

				180(4)	Trustee, Tidal Trust II (60 series) (since 2022); Independent Director, Muzinich Direct Lending Income Fund, Inc. (since 2023); Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Interested Trustee, Direxion Funds, Direxion Shares ETF Trust, and Direxion Insurance Trust (2014 to 2018).

(1)	All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (the “Independent Trustees”).

(2)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer and Chairman of the Trust, Chief Operating Officer of Tidal Investments LLC and Chief Executive Officer of Tidal ETF Services LLC, each a Tidal Financial Group company and an affiliate of the Adviser.

(3)	The Trust, as of the date of this SAI, offers for sale to the public 35 of the 48 funds registered with the SEC.

(4)	Includes series of Tidal Trust II for which Mr. Falkeis also serves as Trustee

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the series of the Trust provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Trust, and to exercise their business judgment in a manner that serves the best interests of the shareholders of each series of the Trust. The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes, and skills as described below.

The Trust has concluded that Mr. Baltimore should serve as a Trustee because of his substantial experience with the distribution of investment company securities and his experience with regulatory matters through his current position at Global Rhino, LLC and prior positions at Global Sight, LLC, an asset management distribution consulting firm, and at Joot, an asset management compliance services firm, and his past experience with distribution activities at the parent company of the Trust’s Distributor (defined below). The Board believes Mr. Baltimore’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Trust has concluded that Mr. Culafic should serve as a Trustee because of his substantial experience with investment management operations and his experience with financial, accounting, investment, and regulatory matters through his former position as Senior Operational Due Diligence Analyst of Aurora Investment Management, LLC, a registered investment adviser. The Board believes Mr. Culafic’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Trust has concluded that Mr. Mendoza should serve as a Trustee because of his substantial experience with credit markets and finance and his experience with financial, accounting, investment, and regulatory matters through his former positions as Managing Director (and other positions) of BMO Capital Markets, an investment bank. The Board believes Mr. Mendoza’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Trust has concluded that Mr. Falkeis should serve as a Trustee because of his substantial investment company experience and his experience with financial, accounting, investment, and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Global Fund Services” or the “Transfer Agent”), a full service provider to ETFs, mutual funds, and alternative investment products, from 1997 to 2013. In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis, and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational, technological, and risk oversight related experience through his former position as Chief Operating Officer of the advisers to the Direxion mutual fund and ETF complex. The Board believes Mr. Falkeis’ experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Trust.

Board Committees. The Board has established the following standing committees of the Board:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust and is chaired by an Independent Trustee. The Audit Committee chair presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved written charter.

The principal responsibilities of the Audit Committee include overseeing the Trust’s accounting and financial reporting policies and practices and its internal controls; overseeing the quality, objectivity and integrity of the Trust’s financial statements and the independent audits thereof; monitoring the independent auditor’s qualifications, independence, and performance; acting as a liaison between the Trust’s independent auditors and the full Board; pre-approving all auditing services to be performed for the Trust; reviewing the compensation and overseeing the work of the independent auditor (including resolution of disagreements between management and the independent auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; pre-approving all permitted non-audit services (including the fees and terms thereof) to be performed for the Trust; pre-approving all permitted non-audit services to be performed for any investment adviser or sub-adviser to the Trust by any of the Trust’s independent auditors if the engagement relates directly to the operations and financial reporting of the Trust; meeting with the Trust’s independent auditors as necessary to (1) review the arrangement for and scope of the annual audits and any special audits, (2) discuss any matters of concern relating to the Funds’ financial statements, (3) consider the independent auditors’ comments with respect to the Trust’s financial policies, procedures and internal accounting controls and Trust management’s responses thereto, and (4) review the form of opinion the independent auditors propose to render to the Board and the Funds’ shareholders; discussing with management and the independent auditor significant financial reporting issues and judgments made in connection with the preparation of the Funds’ financial statements; and reviewing and discussing reports from the independent auditors on (1) all critical accounting policies and practices to be used, (2) all alternative treatments within generally accepted accounting principles for policies and practices related to material items that have been discussed with management, (3) other material written communications between the independent auditor and management, including any management letter, schedule of unadjusted differences, or management representation letter, and (4) all non-audit services provided to any entity in the Trust that were not pre-approved by the Committee; and reviewing disclosures made to the Committee by the Trust’s principal executive officer and principal accounting officer during their certification process for the Funds’ Form N-CSR. As of the date of this SAI, the Audit Committee met one time with respect to the Funds.

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially escalating further to other entities).

Nominating Committee. The Board has a standing Nominating Committee that is composed of each of the Independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to identify, evaluate, and recommend candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. The Nominating Committee meets periodically, as necessary, but at least annually in November.

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee and Chairman	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee and Chairman since 2018, Indefinite term	Chief Operating Officer Tidal Investments LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Senior Vice President of Fund Administration (since 2024), Head of Fund Administration (2023 to 2024) Tidal Investments LLC; Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Tidal Investments LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, ACA Global (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Director, Hadron Specialty Insurance Company (since 2023); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019)
Lissa M. Richter Born: 1979	Vice President and Secretary	Vice President since January 2025, Indefinite term; since 2023	Vice President of Fund Governance and Compliance (since 2024), ETF Regulatory Manager (2021 to 2024) Tidal Investments LLC, Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Vice President of Database Management (since 2024) Tidal Investments LLC, Fund Administration Manager, Tidal ETF Services LLC (2023 to 2024); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2005 to 2023).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer and Chairman of the Trust, Chief Operating Officer of Tidal Investments LLC and Chief Executive Officer of Tidal ETF Services LLC, each a Tidal Financial Group company and an affiliate of the Adviser.

Trustee Ownership of Shares. The Funds are required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

As of December 31, 2024, Mr. Culafic beneficially owned shares of certain series of the Trust as follows, and no other Trustee owned shares of any series of the Trust:

Trustee	Dollar Range of Shares Owned in the Predecessor Democratic Trading ETF	Dollar Range of Shares Owned in the Predecessor Republican Trading ETF	Aggregate Dollar Range of Shares of Series of the Trust
Dusko Culafic	None	None	$50,001 - $100,000

As of December 31, 2024, neither the Independent Trustees nor members of their immediate family, owned securities beneficially or of record in the Adviser, the Distributor (as defined below), or an affiliate of the Adviser or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families had a direct or indirect interest, the value of which exceeds $120,000 in (i) the Adviser, the Distributor or any of their affiliates; (ii) any transaction or relationship in which such entity, the Funds, the Trust, any officer of the Trust, the Adviser, the Distributor, or any of their affiliates was a party; or (iii) any other relationship related to payments for property or services to the Funds, the Trust, any officer of the Trust, the Adviser, the Distributor, or any of their affiliates.

Board Compensation. The Independent Trustees each receive $30,000 for each regular meeting attended, $5,000 for each special meeting attended, and $1,000 for each standalone audit committee meeting attended, as well as reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. The Audit Committee Chair receives an annual fee of $35,000. The Trust has no pension or retirement plan.

The following table shows the compensation estimated to be earned by each Trustee for the Fund’s fiscal year ending September 30, 2025. Independent Trustee fees are paid by the Adviser or sub-adviser (for series that are sub-advised) to each series of the Trust and not by the Funds. Trustee compensation shown below does not include estimated reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Aggregate Estimated Compensation From the Funds(1)	Total Estimated Compensation From Fund Complex Paid to Trustees(1)(2)
Interested Trustees
Eric W. Falkeis	$0	$0
Independent Trustees
Mark H.W. Baltimore	$0	$187,000
Dusko Culafic	$0	$222,000
Eduardo Mendoza	$0	$187,000

(1)	Compensation is based on estimated amounts for the fiscal year.
(2)	The Trust, as of the date of this SAI, offers for sale to the public 35 of the 48 funds registered with the SEC.

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.

As of January 3, 2025, the following shareholders owned of record or beneficially 5% or more of the outstanding shares of the classes of each Predecessor Fund as follows:

Name and Address	% of Ownership	Type of Ownership
Unusual Whales Subversive Democratic Trading ETF
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	28.42%	Record
National Financial Services LLC 200 Liberty Street New York, NY 10281	27.68%	Record
RobinHood Securities, LLC 500 Colonial Center Parkway, Suite 100 Lake Mary, FL 32746	9.97%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza, 23rd Floor Jersey City NJ 07311	7.84%	Record
Vanguard Advisers, Inc. 100 Vanguard Blvd, Malvern, PA 19355	6.17%	Record
Unusual Whales Subversive Republican Trading ETF
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	29.86%	Record
National Financial Services LLC 200 Liberty Street New York, NY 10281	26.40%	Record
RobinHood Securities, LLC 500 Colonial Center Parkway, Suite 100 Lake Mary, FL 32746 1	11.11%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza, 23rd Floor Jersey City NJ 07311	7.78%	Record
Vanguard Advisers, Inc. 100 Vanguard Blvd, Malvern, PA 19355	7.36%	Record

CODES OF ETHICS

The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the codes of ethics). Each code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by a Fund. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be found on the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

The Funds have delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”), which have been adopted by the Trust as the policies and procedures that are used when voting proxies on behalf of each Fund.

In the absence of a conflict of interest, the Adviser will generally vote “for” routine proposals, such as the election of directors, approval of auditors, and amendments or revisions to corporate documents to eliminate outdated or unnecessary provisions. Unusual or disputed proposals will be reviewed and voted on a case-by-case basis. The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Funds and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (877) 291-4040, (2) on the Fund’s website at www.subversiveetfs.com/#etf, and (3) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Tidal Investments LLC, a Tidal Financial Group company, located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser also oversees the trading of portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. Under the Advisory Agreement, the Adviser is also responsible for arranging sub-advisory, transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping, and administrative services. Under the Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds except for the Excluded Expenses, as defined in the Prospectus. For services provided to the Funds, each Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate based on the applicable Fund’s average daily net assets as set forth in the table below.

Name of Fund	Management Fee
Unusual Whales Subversive Democratic Trading ETF	0.72%
Unusual Whales Subversive Republican Trading ETF	0.72%

The Advisory Agreement with respect to each Fund will continue in force for an initial period of two years. Thereafter, the Advisory Agreement will be renewable from year to year with respect to the Funds, so long as its continuance is approved at least annually (1) by the vote, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.

The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding, or sale of any security.

Prior to the Reorganizations, each Predecessor Fund paid a management fee equal to 0.75% of the Predecessor Fund’s average daily net assets to Subversive Capital Advisor LLC (“Subversive”), which served as the investment adviser to the Predecessor Funds until August 2, 2024. The Adviser served as investment adviser to the Predecessor Funds from August 2, 2024 through the date of the Reorganizations under an interim investment advisory agreement between Series Portfolios Trust, on behalf of each Predecessor Fund, and the Adviser (the “Interim Investment Advisory Agreement”). Each Predecessor Fund paid the Adviser a management fee equal to 0.75% of the Predecessor Fund’s average daily net assets under the Interim Investment Advisory Agreement. The table below sets forth the amount of the management fees paid by the Predecessor Fund to Subversive for the fiscal year/period indicated:

Fund	September 30, 2024(1)	September 30,2023(2)
Predecessor Democratic Trading ETF	$340,365	$36,463
Predecessor Republican Trading ETF	$79,844	$22,727

(1)	For the period from October 1, 2023 through August 1, 2024.
(2)	The Predecessor Funds commenced operations on February 6, 2023.

For the period from August 2, 2024 through September 30, 2024 the management fees paid to the Adviser by the Predecessor Democratic Trading ETF and the Predecessor Republican Trading ETF were $197,739, and $40,160, respectively.

PORTFOLIO MANAGERS

The Funds are managed by Michael Venuto, Chief Investment Officer for the Adviser and Daniel Weiskopf, Portfolio Manager for the Adviser.

Other Accounts. In addition to the Funds, the portfolio managers managed the following other accounts as of December 31, 2024:

Michael Venuto, Chief Investment Officer for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	60	$8,432	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	149	$60	0	0

Daniel Weiskopf, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	5	$843	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	32	$13	0	0

Portfolio Manager Fund Ownership. Each Fund is required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, no Shares were owned by the portfolio managers.

The following is the dollar range of Fund shares beneficially owned by the portfolio managers as of December 31, 2024:

Portfolio Manager	Dollar Range of Equity Securities in the Predecessor Democratic Trading ETF	Dollar Range of Equity Securities in the Predecessor Republican Trading ETF
Michael Venuto	$1 - $10,000	$1 - $10,000
Daniel Weiskopf	None	None

Portfolio Manager Compensation. Mr. Venuto is compensated by the Adviser with a base salary and a profit sharing plan. Mr. Venuto is an equity owner of the Adviser and therefore benefits indirectly from the revenue generated from the Funds’ Advisory Agreement with the Adviser. Mr. Weiskopf is compensated by the Adviser with a fixed salary and discretionary bonus based on the financial performance and profitability of the Adviser and not based on the performance of the Funds.

Description of Material Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Funds. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. For instance, the portfolio managers may receive fees from certain accounts that are higher than the fees received from a Fund, or receive a performance-based fee on certain accounts. In those instances, a portfolio manager has an incentive to favor the higher and/or performance-based fee accounts over a Fund. To mitigate these conflicts, however, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the firm manages are fairly and equitably allocated.

THE DISTRIBUTOR

The Trust and Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group) (the “Distributor”) are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Funds and distributes Shares on a best efforts basis. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders of the Fund and (2) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

The Funds had not commenced operations prior to the Reorganizations and therefore did not incur any underwriting commissions during the fiscal year ended September 30, 2024.

Intermediary Compensation. The Adviser or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to a Fund or its shareholders), may pay certain broker dealers, banks, and other financial intermediaries (“Intermediaries”) for certain activities related to a Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.

Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars, and printed communications). The Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to such adviser, broker, or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to your financial adviser, broker, or investment professional if they receive similar payments from their Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments their Intermediary firm may receive. Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

If you have any additional questions, please call (877) 291-4040.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Disinterested Trustees”). None of the Trustees have a direct or indirect financial interest in the Plan or in any agreements related to the Plan. The Plan may be continued from year-to-year only if the Board, including a majority of the Disinterested Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders. The Board has determined that the Plan is likely to benefit the Funds by providing an incentive for brokers, dealers, and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to shareholders. The Board also determined that the Plan may enhance each Fund’s ability to sell shares and access important distribution channels.

The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

The Plan provides that a Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, and insurance companies including, without limit, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, a Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing, or arranging for others to provide, shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (2) marketing and promotional services, including advertising; (3) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (4) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, mutual fund supermarkets, and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (7) such other services and obligations as are set forth in the Distribution Agreement.

ADMINISTRATOR

Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator. The Administrator is located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. Pursuant to a Fund Administration Servicing Agreement between the Trust and the Administrator, the Administrator provides the Trust with, or arranges for, administrative, compliance and management services (other than investment advisory services) to be provided to the Trust and the Board. Pursuant to the Fund Administration Servicing Agreement, officers or employees of the Administrator serve as the Trust’s principal executive officer, principal financial officer, and chief compliance officer, the Administrator coordinates the payment of Fund-related expenses, and the Administrator manages the Trust’s relationships with its various service providers. As compensation for the services it provides, the Administrator receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. The Administrator also is entitled to certain out-of-pocket expenses for the services mentioned above.

The Funds had not commenced operations prior to the Reorganizations and therefore the Administrator did not receive any fees for administrative services to the Funds for the fiscal year ended September 30, 2024.

Global Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202 performed certain administrative and fund accounting services for the Predecessor Funds. The table below sets forth the administration and accounting service fees paid to Global Fund Services by Subversive or the Adviser (for the period from August 2, 2024 through September 30, 2024) for services rendered to the Predecessor Funds during the fiscal year/period indicated:

Fund	September 30, 2024	September 30, 2023(1)
Predecessor Democratic Trading ETF	$14,043	$43,089
Predecessor Republican Trading ETF	$13,174	$53,854

(1)	The Predecessor Funds commenced operations on February 6, 2023.

SUB-ADMINISTRATOR AND TRANSFER AGENT

Global Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ sub-administrator and transfer agent.

Pursuant to a Fund Sub-Administration Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Global Fund Services, Global Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, Global Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser pays Global Fund Services a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Global Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

The Funds had not commenced operations prior to the Reorganizations and therefore Global Fund Services did not receive any fees for sub-administrative services to the Funds during the fiscal year ended September 30, 2024.

CUSTODIAN

Pursuant to a Custody Agreement, U.S. Bank National Association (“U.S. Bank”), 1555 North RiverCenter Drive, Milwaukee, Wisconsin 53212, serves as the custodian (the “Custodian”) of the Funds’ assets. U.S. Bank is the parent company of Global Fund Services. The Custodian holds and administers the assets in each Fund’s portfolio. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

LEGAL COUNSEL

Godfrey & Kahn, S.C., located at 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as legal counsel for the Trust and the Independent Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd., located at 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm for the Funds, providing services which include: (1) auditing the annual financial statements for the Funds; and (2) the review of the annual federal income tax returns filed on behalf of the Funds.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day a Fund is open for business and through financial reporting and news services including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchanges via the National Securities Clearing Corporation (“NSCC”).

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares. Each share represents an equal proportionate interest in the applicable Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the applicable Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.

Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds in the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters upon the written request of shareholders holding at least a majority of the outstanding shares of the Trust entitled to vote at such meeting. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate a Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee, or agent of the Trust, and, upon due approval of the Trustees, any person who is serving or has served at the Trust’s request as a director, officer, partner, trustee, employee, agent, or fiduciary of another organization with respect to any alleged acts or omissions while acting within the scope of a Trustee’s service in such a position. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for a Trustee’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for a Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and the Adviser, as applicable, from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker-dealer for each specific transaction, the Adviser chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include such Fund’s Authorized Participants (as discussed in “Purchase and Redemption of Shares in Creation Units — Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash Creation Unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units — Creation Transaction Fee” and “ — Redemption Transaction Fee”, each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.

The Adviser may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services, and computer software and access charges which are directly related to investment research.

Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser, but only if the Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to (1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate, (2) cause clients to engage in more securities transactions than would otherwise be optimal, and (3) only recommend brokers that provide soft dollar benefits.

The Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the expenses of the Adviser to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.

The Adviser is responsible, subject to oversight by the Adviser (if applicable) and the Board, for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

The Funds may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

The Funds had not commenced operations prior to the Reorganizations and therefore did not pay any brokerage commissions during the fiscal year ended September 30, 2024.

The table below sets forth the brokerage commissions paid by the Predecessor Funds for the fiscal year/period indicated:

Fund	September 30, 2024	September 30, 2023(1)
Predecessor Democratic Trading ETF	$17,333	$847
Predecessor Republican Trading ETF	$3,658	$1,203

(1)	The Predecessor Funds commenced operations on February 6, 2023.

Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, or the Adviser for a commission in conformity with the 1940 Act, the 1934 Act, and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

The Funds had not commenced operations prior to the Reorganizations and therefore did not pay any brokerage commissions to any registered broker-dealer affiliates of the Funds or the Adviser during the fiscal year ended September 30, 2024.

Directed Brokerage. The Funds had not commenced operations prior to the Reorganizations and therefore did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser during the fiscal year ended September 30, 2024.

Securities of “Regular Broker-Dealers.” Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of a Fund are the ten brokers or dealers that, during the most recent fiscal year (1) received the greatest dollar amounts of brokerage commissions from a Fund’s portfolio transactions, (2) engaged as principal in the largest dollar amounts of portfolio transactions of a Fund, or (3) sold the largest dollar amounts of Shares.

The Funds had not commenced operations prior to the Reorganizations and therefore did not own equity securities of its regular broker-dealers or their parent companies as of September 30, 2024. During the fiscal year ended September 30, 2024, the Predecessor Funds acquired no securities of their regular broker-dealers, or a parent of their regular broker-dealers.

PORTFOLIO TURNOVER RATE

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities and securities transferred in-kind) by the average market value of the Fund. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing, and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

The Funds had not commenced operations prior to the Reorganizations and therefore do not have portfolio turnover rates to report as of the date of this SAI. The portfolio turnover rates for the Predecessor Funds are disclosed in the sections entitled “Portfolio Turnover” and “Financial Highlights” of the Funds’ prospectus.

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number, and at such place as such DTC Participant may reasonably request, in order that such notice, statement, or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners; or payments made on account of beneficial ownership interests in Shares; or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interest, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the applicable Fund shall act either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchanges.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each Business Day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business.

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below) computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Funds, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchanges (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for a Fund may change from time to time.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of a Fund, an entity must be (1) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (2) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to purchase Shares directly from the Funds must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for orders to purchase Creation Units is 3:00 p.m. Eastern time which time may be modified by each Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units must be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when an Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, the applicable Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Funds, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone, or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities), and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by no later than 3:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. The typical Settlement Date for each purchase transaction will be within one day of the Order Placement Date (commonly referred to as “T+1”), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the delivery of Shares may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods.

All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form, and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the applicable Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 3:00 p.m. Eastern Time, with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 3:00 p.m. Eastern Time on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the required Deposit Securities (or the cash value thereof) have been delivered to the account of the Custodian (or sub-custodian, as applicable), the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the next Business Day following the day on which the purchase order is deemed received by the Transfer Agent, as discussed above. The Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (1) the Cash Component, plus (2) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 3:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent, plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to a Fund including, without limitation, if (1) the order is not in proper form; (2) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (3) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares of the applicable Fund; (4)  the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (5) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (6) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process; and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian, and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Notwithstanding the Trust’s ability to reject an order for creation units, the Trust will only do so in a manner consistent with Rule 6c-11 under the 1940 Act, and SEC guidance relating thereto, including the ability of the Trust to suspend orders only in limited times and extraordinary circumstances. Additionally, a suspension of creation units by the Trust, on behalf of a Fund, will not impair the arbitrage mechanism for investors.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, can be found in the table below. Each Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to a Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
$500	2%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities (defined below) from the Trust to their account or on their order.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE FUND WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by a Fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. If the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for each Fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the table below. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to a Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
$500	2%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 3:00 p.m. Eastern time. A redemption request is considered to be in “proper form” if (1) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (2) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers, or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. The typical Settlement Date for each redemption transaction will be within one day of the Order Placement Date (or T+1), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the receipt of redemption proceeds may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods.

The Trust may in its discretion exercise its option to cause a Fund to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the applicable Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant, or an investor for which it is acting, subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units, may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

Because the portfolio securities of a Fund may trade on other exchanges on days that the applicable Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their Shares, or to purchase or sell Shares on such Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which an Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on an Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the applicable Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NAV

NAV per Share for each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by Global Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating a Fund’s NAV per Share, the Fund’s investments are generally valued using market valuations last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. A market valuation generally means a valuation (1) obtained from an exchange, a pricing service, or a major market maker (or dealer); (2) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer); or (3) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share. A Fund may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

When market prices are not “readily available” or are deemed to be unreliable, consistent with Rule 2a-5 under the 1940 Act, the Trust and the Adviser have adopted procedures and methodologies wherein the Adviser, serving as each Fund’s Valuation Designee (as defined in Rule 2a-5), determines the fair value of Fund investments.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions, and Taxes.”

General Policies.

Each Fund intends to pay out dividends and interest income, if any, and distribute any net realized capital gains to its shareholders at least annually

The Funds will declare and pay income and capital gains distributions, if any, in cash. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

Each Fund makes additional distributions to the extent necessary (1) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (2) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve a Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income at the Fund level.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the applicable Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain U.S. federal income tax considerations generally affecting the Funds and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local, or foreign tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, local, or foreign taxes.

Taxation of the Funds. Each Fund will elect and intends to qualify each year to be treated as a RIC under the Code. As such, each Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. Generally, to be taxed as a RIC, a Fund must distribute in each taxable year at least 90% of its “investment company taxable income” for the taxable year, which includes, among other items, dividends, interest, net short-term capital gain, and net foreign currency gain, less expenses, as well as 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (1) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or foreign currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (2) at the end of each quarter of a Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

To the extent a Fund makes investments that may generate income that is not qualifying income, including certain derivatives, such Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where a Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, a Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If a Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a fund-level tax on certain net built-in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC, such Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

A Fund may elect to treat part or all of any “qualified late-year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late-year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late-year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, subject to special rules in the event a Fund makes an election under Section 4982(e)(4) of the Code, (commonly referred to as “post-October losses”), and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to a Fund and may not be distributed as capital gains to its shareholders. Generally, a Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

A Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period generally ending on October 31 of that year, or, if the Fund makes an election under Section 4982(e)(4) of the Code, the Fund’s fiscal year, subject to an increase for any shortfall in the prior year’s distribution. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all of its net investment income and net capital gain to shareholders for each taxable year. If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax at regular corporate rates to the extent any such income or gains are not distributed. A Fund may elect to designate certain amounts retained as undistributed net capital gain as deemed distributions in a notice to its shareholders, who (1) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated; (2) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities; and (3) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Taxation of Shareholders – Distributions. Each Fund intends to distribute quarterly, to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid) and its net tax-exempt income, if any. The Fund intends to distribute annually to its shareholders any net capital gain (net long-term capital gains in excess of net short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net capital gain will be taxable to Fund shareholders regardless of whether the shareholders receive these distributions in cash or reinvest them in additional Shares.

Each Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporate shareholders, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at long-term capital gain rates. Due to a Fund’s principal investment strategies, described in the Prospectus, a Fund may have only a limited amount of or no qualified dividend income to distribute.

Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain “qualified foreign corporations.” Subject to certain limitations, “qualified foreign corporations” include those incorporated in territories of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by a Fund from an ETF or an underlying fund taxable as a RIC or a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund or REIT. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

Fund dividends will not be treated as qualified dividend income if a Fund does not meet certain holding period and other requirements with respect to dividend paying stocks in its portfolio, or the shareholder does not meet certain holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by a Fund of its net short-term capital gains will be taxable to shareholders as ordinary income.

In the case of corporate shareholders, certain dividends received by a Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends-received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to a Fund from other RICs are not eligible for the dividends-received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends-received deduction with respect to those Shares.

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November, or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The IRS has issued final Treasury Regulations that permit a dividend or part of a dividend paid by a RIC and reported as a “section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction, if certain holding period and other requirements have been satisfied by the recipient with respect to its Fund Shares.

In addition to the federal income tax, certain individuals, trusts, and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of (1) a taxpayer’s investment income, net of deductions properly allocable to such income; or (2) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals, and $125,000 for married individuals filing separately). A Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Shareholders who have not held Shares for a full year should be aware that a Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable to the shareholder even though it may economically represent a return of a portion of the shareholder’s investment.

To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Taxation of Shareholders – Sale of Shares. A sale or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such Shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.

The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for an exchanger who does not mark-to-market its portfolio), or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares composing the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust, on behalf of a Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 and 362 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction, and whether the wash sales rule applies, and when a loss may be deductible.

Taxation of Fund Investments. Certain of a Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect a Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by a Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, and defer losses. These rules could therefore affect the character, amount, and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding Fund-level income and excise taxes. Each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC. To the extent a Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments.

As stated above, each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain options contracts subject to Code Section 1256 (“Section 1256 Contracts”) as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. Each Fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirement and for avoiding the excise tax discussed above. Accordingly, to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so.

Backup Withholding. Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that they are not subject to “backup withholding;” or (4) fails to provide a certified statement that they are a U.S. person (including a U.S. resident alien). The backup withholding rate is at a rate set under Section 3406 of the Code. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. federal income tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.

Foreign Shareholders. Any non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in a Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts, and estates) are generally subject to a U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year (based on a formula that factors in presence in the U.S. during the two preceding years as well). Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to withhold a generally nonrefundable 30% tax on (1) distributions of investment company taxable income and (2) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid to (a) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its account holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (b) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in a Fund should consult their tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation, except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are generally not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in a Fund if, for example, (1) such Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”); (2) such Fund invests in a REIT that is a taxable mortgage pool (“TMP”), or that has a subsidiary that is a TMP, or that invests in the residual interest of a REMIC; or (3) Shares in such Fund constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of the Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886 (Reportable Transaction Disclosure Statement). Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Issues. In those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by a Fund may differ from federal tax treatment.

FINANCIAL STATEMENTS

Each Fund has adopted the financial statements of its corresponding Predecessor Fund. Each Predecessor Fund’s audited financial statements for the fiscal period ended September 30, 2024, including the notes thereto and the report of the Predecessor Funds’ independent registered public accounting firm, included in the Predecessor Funds’ annual report are incorporated into this Statement of Additional Information by reference.

TIDAL ETF TRUST

PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.			Description of Exhibit

(a)	(i)		Certificate of Trust of Tidal ETF Trust (the “Trust” or the “Registrant”) previously filed with the Trust’s Registration Statement on Form N-1A on September 12, 2018 and is incorporated herein by reference.
	(ii)		Registrant’s Declaration of Trust previously filed with the Trust’s Registration Statement on Form N-1A on September 12, 2018 and is incorporated herein by reference.
	(iii)		Organizational Documents for Toroso Cayman Subsidiary I (for the Acruence Active Hedge U.S. Equity ETF).
		(1)	Investment Advisory Agreement previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
		(2)	Memorandum and Articles of Association previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
		(3)	Certificate of Incorporation previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
		(4)	Tax Undertaking previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
		(5)	Private Investment Company Custodian Agreement previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
	(iv)		Organizational Documents for Ionic Cayman Subsidiary (for the Ionic Inflation Protection ETF).
		(1)	Investment Advisory Agreement previously filed with Post-Effective Amendment No. 119 on Form N-1A on June 10, 2022 and is incorporated herein by reference.
		(2)	Investment Sub-Advisory Agreement previously filed with Post-Effective Amendment No. 159 on Form N-1A on December 21, 2022 and is incorporated herein by reference.
		(3)	Memorandum and Articles of Association previously filed with Post-Effective Amendment No. 119 on Form N-1A on June 10, 2022 and is incorporated herein by reference.
		(4)	Certificate of Incorporation previously filed with Post-Effective Amendment No. 119 on Form N-1A on June 10, 2022 and is incorporated herein by reference.
		(5)	Tax Undertaking previously filed with Post-Effective Amendment No. 119 on Form N-1A on June 10, 2022 and is incorporated herein by reference.
		(6)	Private Investment Company Custodian Agreement previously filed with Post-Effective Amendment No. 119 on Form N-1A on June 10, 2022 and is incorporated herein by reference.
	(v)		Organizational Documents for HFND Cayman Subsidiary (for the Unlimited HFND Multi-Strategy Return Tracker ETF).
		(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 215 on Form N-1A on March 22, 2024 and is incorporated herein by reference.
		(2)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 215 on Form N-1A on March 22, 2024 and is incorporated herein by reference.
		(3)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 215 on Form N-1A on March 22, 2024 and is incorporated herein by reference.
		(4)	Tax Undertaking, previously filed with Post-Effective Amendment No. 215 on Form N-1A on March 22, 2024 and is incorporated herein by reference.
		(5)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 215 on Form N-1A on March 22, 2024 and is incorporated herein by reference.
	(vi)		Organizational Documents for Unlimited HFGM Cayman Subsidiary (for the Unlimited HFGM Global Macro ETF).
		(1)	Investment Advisory Agreement – to be filed by amendment.
		(2)	Memorandum and Articles of Association – to be filed by amendment.
		(3)	Certificate of Incorporation – to be filed by amendment.
		(4)	Tax Undertaking – to be filed by amendment.
		(5)	Private Investment Company Custodian Agreement – to be filed by amendment.
	(vii)		Organizational Documents for Unlimited HFMF Cayman Subsidiary (for the Unlimited HFMF Managed Futures ETF).
		(1)	Investment Advisory Agreement – to be filed by amendment.

		(2)	Memorandum and Articles of Association – to be filed by amendment.
		(3)	Certificate of Incorporation – to be filed by amendment.
		(4)	Tax Undertaking – to be filed by amendment.
		(5)	Private Investment Company Custodian Agreement – to be filed by amendment.
	(viii)		Organizational Documents for Cayman Subsidiary (for the Unlimited Ultra HFND Multi-Strategy ETF).
		(1)	Certificate of Incorporation – to be filed by amendment.
		(2)	Tax Undertaking – to be filed by amendment.
		(3)	Private Investment Company Custodian Agreement – to be filed by amendment.
		(4)	Tax Undertaking – to be filed by amendment.
		(5)	Private Investment Company Custodian Agreement – to be filed by amendment.
	(ix)		Organizational Documents for Cayman Subsidiary (for the Unlimited Low-Beta HFND Multi-Strategy ETF).
		(1)	Investment Advisory Agreement – to be filed by amendment.
		(2)	Memorandum and Articles of Association – to be filed by amendment.
		(3)	Certificate of Incorporation – to be filed by amendment.
		(4)	Tax Undertaking – to be filed by amendment.
		(5)	Private Investment Company Custodian Agreement – to be filed by amendment.
(b)			Registrant’s Amended and Restated By-Laws previously filed with Post-Effective Amendment No. 148 on Form N-1A on September 23, 2022 and is incorporated herein by reference.
(c)			Instruments Defining Rights of Security Holders - See relevant portions of Declaration of Trust and By-Laws.
(d)
	(i)		Investment Advisory Agreement between the Trust (on behalf of SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF f/k/a SoFi 50 ETF and SoFi Be Your Own Boss ETF f/k/a SoFi Gig Economy ETF (the SoFi ETFs)) and Tidal Investments LLC (f/k/a Toroso Investments, LLC (Toroso)) previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
		(1)	First Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SoFi ETFs) and Toroso (adding the SoFi Weekly Income ETF) previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.
		(2)	Second Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SoFi ETFs) and Toroso (adding the SoFi Weekly Dividend ETF) previously filed with Post-Effective Amendment No. 55 on Form N-1A on May 5, 2021 and is incorporated herein by reference.
		(3)	Third Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SoFi ETFs) and Toroso (adding the SoFi Web 3 ETF) previously filed with Post-Effective Amendment No. 127 on Form N-1A on June 30, 2022 and is incorporated herein by reference.
		(4)	Fourth Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SoFi ETFs) and Toroso (adding the SoFi Enhanced Yield ETF) previously filed with Post-Effective Amendment No. 201 on Form N-1A on November 9, 2023 and is incorporated herein by reference.
	(ii)		Investment Advisory Agreement between the Trust (on behalf of RPAR Risk Parity ETF) and Toroso previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.
		(1)	First Amendment to the Investment Advisory Agreement between the Trust (on behalf of the RPAR Risk Parity ETF) and Toroso (adding the UPAR Ultra Risk Parity ETF) previously filed with Post-Effective Amendment No. 82 on Form N-1A on December 29, 2021 and is incorporated herein by reference.
	(iii)		Investment Advisory Agreement between the Trust (on behalf of SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) and Toroso) previously filed with Post-Effective Amendment No. 16 on Form N-1A on December 16, 2019 and is incorporated herein by reference.
		(1)	First Amendment to the Investment Advisory Agreement between the Trust (on behalf of SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) and Toroso (adding the SP Funds S&P Global REIT Sharia ETF (collectively, the SP Funds)) previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.
		(2)	Second Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SP Funds) and Toroso previously filed with Post-Effective Amendment No. 99 on Form N-1A on March 29, 2022 and is incorporated herein by reference.
		(3)	Third Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SP Funds) and Toroso previously filed with Post-Effective Amendment No. 202 on Form N-1A on November 17, 2023 and is incorporated herein by reference.
		(4)	Fourth Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SP Funds) and Toroso previously filed with Post-Effective Amendment No. 206 on Form N-1A on December 14, 2023 and is incorporated herein by reference.
		(5)	Fifth Amendment to the Investment Advisory Agreement between the Trust (on behalf of the SP Funds) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 240 on Form N-1A on December 17, 2024 and is incorporated herein by reference.
	(iv)		Investment Advisory Agreement between the Trust (on behalf of Leatherback Long/Short Absolute Return ETF and Leatherback Long/Short Alternative Yield ETF (the Leatherback ETFs)) and Toroso previously filed with Post-Effective Amendment No. 29 on Form N-1A on October 9, 2020 and is incorporated herein by reference.

(v)		Investment Advisory Agreement between the Trust (on behalf of Adasina Social Justice All Cap Global ETF) and Toroso previously filed with Post-Effective Amendment No. 39 on Form N-1A on December 7, 2020 and is incorporated herein by reference.
(vi)		Investment Advisory Agreement between the Trust (on behalf of Gotham Enhanced 500 ETF) and Toroso previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Advisory Agreement between the Trust (on behalf of the Gotham Enhanced 500 ETF) and Toroso (adding the Gotham 1000 Value ETF) previously filed with Post-Effective Amendment No. 118 on Form N-1A on June 3, 2022 and is incorporated herein by reference.
	(2)	Second Amendment to the Investment Advisory Agreement between the Trust (on behalf of the Gotham Enhanced 500 ETF and the Gotham 1000 Value ETF) and Toroso (adding the Gotham Short Strategies ETF) previously filed with Post-Effective Amendment No. 200 on Form N-1A on November 1, 2023 and is incorporated herein by reference.
(vii)		Investment Advisory Agreement between the Trust (on behalf of ATAC US Rotation ETF) and Toroso) previously filed with Post-Effective Amendment No. 35 on Form N-1A on November 13, 2020 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Advisory Agreement between the Trust (on behalf of ATAC US Rotation ETF) and Toroso (adding the ATAC Credit Rotation ETF) previously filed with Post-Effective Amendment No. 66 on Form N-1A on July 14, 2021 and is incorporated herein by reference.
	(2)	Second Amendment to the Investment Advisory Agreement between the Trust (on behalf of the ATAC US Rotation ETF and ATAC Credit Rotation ETF) and Toroso (adding the ATAC Equity Leverage Rotation ETF) previously filed with Post-Effective Amendment No. 157 on Form N-1A on December 13, 2022 and is incorporated herein by reference.
(viii)		Investment Advisory Agreement between the Trust (on behalf of Sound Fixed Income ETF, Sound Enhanced Fixed Income ETF, Sound Equity Dividend Income ETF (f/k/a Sound Equity Income ETF), Sound Enhanced Equity Income ETF, and Sound Total Return ETF (the Sound Income ETFs)) and Toroso previously filed with Post-Effective Amendment No. 41 on Form N-1A on December 29, 2020 and is incorporated herein by reference.
(ix)		Investment Advisory Agreement between the Trust (on behalf of Acruence Active Hedge U.S. Equity ETF) and Toroso previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
(x)		Investment Advisory Agreement between the Trust (on behalf of SonicShares Airlines, Hotels, Cruise Lines ETF) and Toroso previously filed with Post-Effective Amendment No. 57 on Form N-1A on May 11, 2021 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Advisory Agreement between the Trust (on behalf of SonicShares Airlines, Hotels, Cruise Lines ETF) and Toroso (adding the SonicShares Global Shipping ETF) - previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.
(xi)		Investment Advisory Agreement between the Trust (on behalf of American Customer Satisfaction ETF) and Toroso previously filed with Post-Effective Amendment No. 59 on N-1A on May 21, 2021 and is incorporated herein by reference.
(xii)		Investment Advisory Agreement between the Trust (on behalf of Robinson Alternative Yield Pre-Merger SPAC ETF) and Toroso previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.
(xiii)		Investment Advisory Agreement between the Trust (on behalf of ZEGA Buy and Hedge ETF) and Toroso previously filed with Post-Effective Amendment No. 64 on Form N-1A on June 25, 2021 and is incorporated herein by reference.
(xiv)		Investment Advisory Agreement between the Trust (on behalf of FolioBeyond Alternative Income and Interest Rate Hedge ETF f/k/a FolioBeyond Rising Rates ETF) and Toroso previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Advisory Agreement between the Trust (on behalf of FolioBeyond Alternative Income and Interest Rate Hedge ETF) and Toroso (adding the FolioBeyond Enhanced Fixed Income Premium ETF) previously filed with Post-Effective Amendment No. 245 on Form N-1A on January 13, 2025 and is incorporated herein by reference.
(xv)		Investment Advisory Agreement between the Trust (on behalf of the Residential REIT ETF f/k/a Residential REIT Income ETF and prior thereto Home Appreciation U.S. REIT ETF (the Residential REIT ETF)) and Toroso previously filed with Post-Effective Amendment No. 89 on Form N-1A on February 11, 2022 and is incorporated herein by reference.

	(1)	First Amendment to the Investment Advisory Agreement between the Trust (on behalf of the Intelligent Real Estate ETF) and Toroso (adding the Intelligent Real Estate ETF f/k/a Private Real Estate Strategy via Liquid REITs ETF prior thereto Non-Traded REIT Fund Tracker ETF (collectively, the Armada ETFs)) previously filed with Post-Effective Amendment No. 180 on Form N-1A on June 2, 2023 and is incorporated herein by reference.
	(2)	Second Amendment to the Investment Advisory Agreement between the Trust (on behalf of the Armada ETFs) and Toroso previously filed with Post-Effective Amendment No. 187 on Form N-1A on July 27, 2023 and is incorporated herein by reference.
(xvi)		Investment Advisory Agreement between the Trust (on behalf of Ionic Inflation Protection ETF) and Toroso previously filed with Post-Effective Amendment No. 145 on Form N-1A on June 10, 2022 and is incorporated herein by reference.
(xvii)		Investment Advisory Agreement between the Trust (on behalf of Aztlan Global Stock Selection DM SMID ETF) and Toroso previously filed with Post-Effective Amendment No. 137 on Form N-1A on August 15, 2022 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Advisory Agreement between the Trust and Toroso (adding Aztlan North America Nearshoring Stock Selection ETF) previously filed with Post-Effective Amendment No. 203 on Form N-1A on November 21, 2023 and is incorporated herein by reference.
(xviii)		Investment Advisory Agreement between the Trust (on behalf of Unlimited HFND Multi-Strategy Return Tracker ETF) and Toroso previously filed with Post-Effective Amendment No. 149 on Form N-1A on September 26, 2022 and is incorporated herein by reference.
	(1)	First Amendment to the Investment Advisory Agreement between the Trust and Toroso (adding the Unlimited HFEQ Equity Long/Short ETF, Unlimited HFGM Global Macro ETF, Unlimited HFEV Event Driven ETF, Unlimited HFFI Fixed Income ETF, Unlimited HFEM Emerging Markets ETF, Unlimited HFMF Managed Futures ETF, Unlimited Ultra HFND Multi-Strategy ETF and Unlimited Low-Beta HFND Multi-Strategy ETF (formerly known as Unlimited HFEQ Equity Long/Short Return Tracker ETF, Unlimited HFGM Global Macro Return Tracker ETF, Unlimited HFEV Event Driven Return Tracker ETF, Unlimited HFFI Fixed Income Return Tracker ETF, Unlimited HFEM Emerging Markets Return Tracker ETF, Unlimited HFMF Managed Futures Return Tracker ETF and Unlimited Ultra HFND Multi-Strategy Return Tracker ETF) (the Unlimited ETFs)) previously filed with Post-Effective Amendment No. 202 on Form N-1A on November 17, 2023 and is incorporated herein by reference.
(xix)		Investment Advisory Agreement between the Trust (on behalf of God Bless America ETF) and Toroso previously filed with Post-Effective Amendment No. 148 on Form N-1A on September 23, 2022 and is incorporated herein by reference.
(xx)		Investment Advisory Agreement between the Trust (on behalf of Academy Veteran Impact ETF) and Toroso previously filed with Post-Effective Amendment No. 187 on Form N-1A on July 27, 2023 and is incorporated herein by reference.
(xxi)		Investment Advisory Agreement between the Trust (on behalf of the Unusual Whales Subversive Democratic Trading ETF and Unusual Whales Subversive Republican Trading ETF (the Unusual Whales ETFs) and Tidal Investments LLC previously filed with Post-Effective Amendment No. 237 on Form N-1A on November 27, 2024 and is incorporated herein by reference.
(xxii)		Investment Advisory Agreement between the Trust (on behalf of the Oasis Capital Digital Asset Debt Strategy ETF) – to be filed by amendment.
(xxiii)		Investment Sub-Advisory Agreement between Toroso and ShariaPortfolio, Inc. (for the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) previously filed with Post-Effective Amendment No. 25 on Form N-1A on August 17, 2020 and is incorporated herein by reference.
(xxiv)		Investment Sub-Advisory Agreement between Toroso and ShariaPortfolio, Inc. (for the SP Funds S&P Global REIT Sharia ETF) previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.
(xxv)		Investment Sub-Advisory Agreement between Toroso and Leatherback Asset Management, LLC (for the Leatherback ETFs) previously filed with Post-Effective Amendment No. 29 on Form N-1A on October 9, 2020 and is incorporated herein by reference.
(xxvi)		Amended and Restated Investment Sub-Advisory Agreement between Tidal and Robasciotti & Associates, Inc., doing business as Adasina Social Capital (Adasina) (for the Adasina Social Justice All Cap Global ETF), previously filed with Post-Effective Amendment No. 228 on Form N-1A on September 24, 2024 and is incorporated herein by reference.
(xxvii)		Investment Sub-Advisory Agreement between Toroso and Gotham Asset Management, LLC (Gotham) (for the Gotham Enhanced 500 ETF) previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.

	(xxviii)		Investment Sub-Advisory Agreement between Toroso and Sound Income Strategies, LLC (for the Sound Income ETFs) previously filed with Post-Effective Amendment No. 41 on Form N-1A on December 29, 2020 and is incorporated herein by reference.
	(xxix)		Investment Sub-Advisory Agreement between Toroso and Acruence Capital, LLC (for the Acruence Active Hedge U.S. Equity ETF) previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
	(xxx)		Investment Sub-Advisory Agreement between Toroso and Robinson Capital Management, LLC (for the Robinson Alternative Yield Pre-Merger SPAC ETF) previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.
	(xxxi)		Investment Sub-Advisory Agreement between Toroso and FolioBeyond, LLC (for the FolioBeyond Alternative Income and Interest Rate Hedge ETF f/k/a FolioBeyond Rising Rates ETF) previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.
		(1)	First Amendment to the Investment Sub-Advisory Agreement between Trust and FolioBeyond, LLC (adding FolioBeyond Enhanced Fixed Income Premium ETF) previously filed with Post-Effective Amendment No. 245 on Form N-1A on January 13, 2025 and is incorporated herein by reference.
	(xxxii)		Investment Sub-Advisory Agreement between Toroso and Armada ETF Advisors LLC (Armada) (for the Residential REIT ETF) previously filed with Post-Effective Amendment No. 89 on Form N-1A on February 11, 2022 and is incorporated herein by reference.
	(xxxiii)		Investment Sub-Advisory Agreement between Toroso and Ionic Capital Management LLC (for the Ionic Inflation Protection ETF) previously filed with Post-Effective Amendment No. 119 on Form N-1A on June 10, 2022 and is incorporated herein by reference.
	(xxxiv)		Investment Sub-Advisory Agreement between Toroso and Gotham (for the Gotham 1000 Value ETF) previously filed with Post-Effective Amendment No. 118 on Form N-1A on June 3, 2022 and is incorporated herein by reference.
		(1)	First Amendment to the Investment Sub-Advisory Agreement between Toroso and Gotham (adding the Gotham Short Strategies ETF) previously filed with Post-Effective Amendment No. 200 on Form N-1A on November 1, 2023 and is incorporated herein by reference.
	(xxxv)		Investment Sub-Advisory Agreement between Toroso and Unlimited Funds, Inc. (for the Unlimited HFND Multi-Strategy Return Tracker ETF) previously filed with Post-Effective Amendment No. 149 on Form N-1A on September 26, 2022 and is incorporated herein by reference.
		(1)	First Amendment to the Investment Sub-Advisory Agreement between Toroso and Unlimited Funds, Inc. (adding the Unlimited ETFs) - previously filed with Post-Effective Amendment No. 202 on Form N-1A on November 17, 2023 and is incorporated herein by reference.
	(xxxvi)		Investment Sub-Advisory Agreement between Toroso and Curran Financial Partners, LLC (for the God Bless America ETF) previously filed with Post-Effective Amendment No. 148 on Form N-1A on September 23, 2022 and is incorporated herein by reference.
		(1)	First Amendment to the Investment Sub-Advisory Agreement between Toroso and Curran Financial Partners, LLC (for the God Bless America ETF), previously filed with Post-Effective Amendment No. 231 on Form N-1A on October 17, 2024 and is incorporated herein by reference.
	(xxxvii)		Investment Sub-Advisory Agreement between Toroso and Armada (for the Intelligent Real Estate ETF) previously filed with Post-Effective Amendment No. 180 on Form N-1A on June 2, 2023 and is incorporated herein by reference.
		(1)	First Amendment to the Investment Sub-Advisory Agreement between Toroso and Armada (for the Intelligent Real Estate ETF) previously filed with Post-Effective Amendment No. 187 on Form N-1A on July 27, 2023 and is incorporated herein by reference.
	(xxxviii)		Investment Sub-Advisory Agreement between Toroso and Academy Asset Management, LLC d/b/a Academy Asset Management (for the Academy Veteran Impact ETF) previously filed with Post-Effective Amendment No. 187 on Form N-1A on July 27, 2023 and is incorporated herein by reference.
	(xxxix)		Investment Sub-Advisory Agreement between the Trust and Oasis Capital Partners, LLC (for the Oasis Capital Digital Asset Debt Strategy ETF) – to be filed by amendment.
(e)	(i)		Amended and Restated ETF Distribution Agreement between the Trust and Foreside Fund Services, LLC (Foreside) previously filed with Post-Effective Amendment No. 206 on Form N-1A on December 14, 2023 and is incorporated herein by reference.
		(1)	First Amendment to the Amended and Restated ETF Distribution Agreement previously filed with Post-Effective Amendment No. 237 on Form N-1A on November 27, 2024 and is incorporated herein by reference.
		(2)	Second Amendment to the Amended and Restated ETF Distribution Agreement between the Trust and Foreside – to be filed by amendment.
	(ii)		Form of Authorized Participant Agreement previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on December 21, 2018 and is incorporated herein by reference.

	(iii)		Distribution Services Agreement between Toroso and Foreside previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
(f)			Not applicable.
(g)	(i)		Custody Agreement between the Trust and U.S. Bank National Association previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
		(1)	First Amendment to Custody Agreement (adding the SoFi ETFs) previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
		(2)	Second Amendment to Custody Agreement (adding the RPAR Risk Parity ETF) previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.
		(3)	Third Amendment to Custody Agreement (adding the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) previously filed with Post-Effective Amendment No. 16 on Form N-1A on December 16, 2019 and is incorporated herein by reference.
		(4)	Fourth Amendment to Custody Agreement previously filed with Post-Effective Amendment No. 25 on Form N-1A on August 17, 2020 and is incorporated herein by reference.
		(5)	Fifth Amendment to Custody Agreement (adding the SoFi Weekly Income ETF, the Leatherback ETFs, the Adasina Social Justice All Cap Global ETF, and the ATAC US Rotation ETF) previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.
		(6)	Sixth Amendment to Custody Agreement (adding the Gotham Enhanced 500 ETF) previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.
		(7)	Seventh Amendment to Custody Agreement (adding the SP Funds S&P Global REIT Sharia ETF, and Sound Income ETFs) previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.
		(8)	Eighth Amendment to Custody Agreement (adding the Acruence Active Hedge U.S. Equity ETF, the SoFi Weekly Dividend ETF, the SonicShares Airlines, Hotels, Cruise Lines ETF, and the American Customer Satisfaction ETF) previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
		(9)	Ninth Amendment to Custody Agreement (adding the SoFi Smart Energy ETF, the Robinson Alternative Yield Pre-Merger SPAC ETF, the ZEGA Buy and Hedge ETF, and the ATAC Credit Rotation ETF) previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.
		(10)	Tenth Amendment to Custody Agreement (adding the SonicShares Global Shipping ETF) - previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.
		(11)	Eleventh Amendment to Custody Agreement (adding the FolioBeyond Alternative Income and Interest Rate Hedge ETF f/k/a FolioBeyond Rising Rates ETF) previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.
		(12)	Twelfth Amendment to Custody Agreement (adding the UPAR Ultra Risk Parity ETF) previously filed with Post-Effective Amendment No. 82 on Form N-1A on December 29, 2021 and is incorporated herein by reference.
		(13)	Thirteenth Amendment to Custody Agreement (adding the Residential REIT ETF) previously filed with Post-Effective Amendment No. 89 on Form N-1A on February 11, 2022 and is incorporated herein by reference.
		(14)	Fifteenth Amendment to Custody Agreement (adding the Ionic Inflation Protection ETF) previously filed with Post-Effective Amendment No. 114 on Form N-1A on May 13, 2022 and is incorporated herein by reference.
		(15)	Amended and Restated Sixteenth Amendment to Custody Agreement (adding the Gotham 1000 Value ETF) previously filed with Post-Effective Amendment No. 127 on Form N-1A on June 30, 2022 and is incorporated herein by reference.
		(16)	Seventeenth Amendment to Custody Agreement (adding the SoFi Web 3 ETF) previously filed with Post-Effective Amendment No. 127 on Form N-1A on June 30, 2022 and is incorporated herein by reference.
		(17)	Eighteenth Amendment to Custody Agreement (adding the Aztlan Global Stock Selection DM SMID ETF and the Unlimited HFND Multi-Strategy Return Tracker ETF) previously filed with Post-Effective Amendment No. 137 on Form N-1A on August 15, 2022 and is incorporated herein by reference.
		(18)	Nineteenth Amendment to Custody Agreement (adding the God Bless America ETF and the ATAC Equity Leverage Rotation ETF) previously filed with Post-Effective Amendment No. 148 on Form N-1A on September 23, 2022 and is incorporated herein by reference.
		(19)	Twentieth Amendment to Custody Agreement (adding the Subversive Cannabis ETF) - previously filed with Post-Effective Amendment No. 160 on Form N-1A on December 27, 2022 and is incorporated herein by reference.
		(20)	Twenty-First Amendment to Custody Agreement (adding the Intelligent Real Estate ETF) previously filed with Post-Effective Amendment No. 180 on Form N-1A on June 2, 2023 and is incorporated herein by reference.

		(21)	Twenty-Second Amendment to Custody Agreement (adding the Academy Veteran Impact ETF) previously filed with Post-Effective Amendment No. 187 on Form N-1A on July 27, 2023 and is incorporated herein by reference.
		(22)	Twenty-Third Amendment to the Custody Agreement (adding the Gotham Short Strategies ETF, the SoFi Enhanced Yield ETF, the Unlimited ETFs, and the Aztlan North America Nearshoring Stock Selection ETF) previously filed with Post-Effective Amendment No. 202 on Form N-1A on November 17, 2023 and is incorporated herein by reference.
		(23)	Twenty-Fourth Amendment to the Custody Agreement, previously filed with Post-Effective Amendment No. 220 on Form N-1A on June 24, 2024 and is incorporated herein by reference.
		(24)	Twenty-Fifth Amendment to the Custody Agreement (adding the Unusual Whales ETFs and FolioBeyond Enhanced Fixed Income Premium ETF) previously filed with Post-Effective Amendment No. 238 on Form N-1A on December 13, 2024 and is incorporated herein by reference.
		(25)	Twenty-Sixth Amendment to the Custody Agreement (adding the Oasis Capital Digital Asset Debt Strategy ETF) – to be filed by amendment.
(h)	(i)		Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
	(1)	First Amendment to Fund Administration Servicing Agreement (adding the SoFi ETFs) previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
	(2)	Second Amendment to Fund Administration Servicing Agreement (adding the RPAR Risk Parity ETF) previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.
(3)	Third Amendment to Fund Administration Servicing Agreement (adding the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) previously filed with Post-Effective Amendment No. 16 on Form N-1A on December 16, 2019 and is incorporated herein by reference.
(4)	Fourth Amendment to Fund Administration Servicing Agreement (adding the SoFi Weekly Income ETF, the Leatherback ETFs, the Adasina Social Justice All Cap Global ETF, and the ATAC US Rotation ETF) previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.
(5)	Fifth Amendment to Fund Administration Servicing Agreement (adding the Gotham Enhanced 500 ETF, SP Funds S&P Global REIT Sharia ETF, and Sound Income ETFs) previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.
(6)	Sixth Amendment to Fund Administration Servicing Agreement (adding the Acruence Active Hedge U.S. Equity ETF, the SoFi Weekly Dividend ETF, the SonicShares Airlines, Hotels, Cruise Lines ETF, and the American Customer Satisfaction ETF) previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
(7)	Seventh Amendment to Fund Administration Servicing Agreement (adding the SoFi Smart Energy ETF, the Robinson Alternative Yield Pre-Merger SPAC ETF, the ZEGA Buy and Hedge ETF, and the ATAC Credit Rotation ETF) previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.
(8)	Eighth Amendment to Fund Administration Servicing Agreement (adding the SonicShares Global Shipping ETF) previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.
(9)	Ninth Amendment to Fund Administration Servicing Agreement (adding the FolioBeyond Alternative Income and Interest Rate Hedge ETF f/k/a FolioBeyond Rising Rates ETF) previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.
(10)	Tenth Amendment to Fund Administration Servicing Agreement (adding the UPAR Ultra Risk Parity ETF) previously filed with Post-Effective Amendment No. 82 on Form N-1A on December 29, 2021 and is incorporated herein by reference.
(11)	Eleventh Amendment to Fund Administration Servicing Agreement (adding the Residential REIT ETF) previously filed with Post-Effective Amendment No. 89 on Form N-1A on February 11, 2022 and is incorporated herein by reference.
(12)	Thirteenth Amendment to Fund Administration Servicing Agreement (adding the Ionic Inflation Protection ETF) previously filed with Post-Effective Amendment No. 114 on Form N-1A on May 13, 2022 and is incorporated herein by reference.
(13)	Fourteenth Amendment to Fund Administration Servicing Agreement (adding the Gotham 1000 Value ETF) previously filed with Post-Effective Amendment No. 118 on Form N-1A on June 3, 2022 and is incorporated herein by reference.
(14)	Fifteenth Amendment to Fund Administration Servicing Agreement (adding the SoFi Web 3 ETF) previously filed with Post-Effective Amendment No. 127 on Form N-1A on June 30, 2022 and is incorporated herein by reference.
(15)	Sixteenth Amendment to Fund Administration Servicing Agreement (adding the Aztlan Global Stock Selection DM SMID ETF and the Unlimited HFND Multi-Strategy Return Tracker ETF) previously filed with Post-Effective Amendment No. 137 on Form N-1A on August 15, 2022 and is incorporated herein by reference.
(16)	Seventeenth Amendment to Fund Administration Servicing Agreement (adding the God Bless America ETF and the ATAC Equity Leverage Rotation ETF) previously filed with Post-Effective Amendment No. 148 on Form N-1A on September 23, 2022 and is incorporated herein by reference.

	(17)	Eighteenth Amendment to Fund Administration Servicing Agreement (adding the Subversive Cannabis ETF) previously filed with Post-Effective Amendment No. 160 on Form N-1A on December 27, 2022 and is incorporated herein by reference.
	(18)	CCO Services Amendment to Fund Administration Servicing Agreement previously filed with Post-Effective Amendment No. 168 on Form N-1A on March 29, 2023 and is incorporated herein by reference.
	(19)	Nineteenth Amendment to Fund Administration Servicing Agreement (adding the Intelligent Real Estate ETF) previously filed with Post-Effective Amendment No. 180 on Form N-1A on June 2, 2023 and is incorporated herein by reference.
	(20)	Twentieth Amendment to Fund Administration Servicing Agreement (adding the Academy Veteran Impact ETF) previously filed with Post-Effective Amendment No. 187 on Form N-1A on July 27, 2023 and is incorporated herein by reference.
	(21)	Twenty-First Amendment to Fund Administration Servicing Agreement (adding the Gotham Short Strategies ETF, the SoFi Enhanced Yield ETF, the Unlimited ETFs, and the Aztlan North America Nearshoring Stock Selection ETF) previously filed with Post-Effective Amendment No. 201 on Form N-1A on November 1, 2023 and is incorporated herein by reference.
	(22)	Twenty-Second Amendment to the Fund Administration Servicing Agreement (adding the Unusual Whales ETFs and FolioBeyond Enhanced Fixed Income Premium ETF) previously filed with Post-Effective Amendment No. 237 on Form N-1A on November 27, 2024 and is incorporated herein by reference.
	(23)	Twenty-Third Amendment to the Fund Administration Servicing Agreement (adding the Oasis Capital Digital Asset Debt Strategy ETF) – to be filed by amendment.
(ii)		Fund Sub-Administration Servicing Agreement between Tidal ETF Services LLC on behalf of the Trust and U.S. Bancorp Fund Services, LLC previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
	(1)	First Amendment to Fund Sub-Administration Servicing Agreement (adding the SoFi ETFs) previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
	(2)	Second Amendment to Fund Sub-Administration Servicing Agreement (adding the RPAR Risk Parity ETF) previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.
	(3)	Third Amendment to Fund Sub-Administration Servicing Agreement (adding the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) previously filed with Post-Effective Amendment No. 16 on Form N-1A on December 16, 2019 and is incorporated herein by reference.
	(4)	Fourth Amendment to Fund Sub-Administration Servicing Agreement previously filed with Post-Effective Amendment No. 25 on Form N-1A on August 17, 2020 and is incorporated herein by reference.
	(5)	Fifth Amendment to Fund Sub-Administration Servicing Agreement (adding the SoFi Weekly Income ETF, the Leatherback ETFs, the Adasina Social Justice All Cap Global ETF, and the ATAC US Rotation ETF) previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.
	(6)	Sixth Amendment to Fund Sub-Administration Servicing Agreement (adding the Gotham Enhanced 500 ETF) previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.
	(7)	Seventh Amendment to Fund Sub-Administration Servicing Agreement (adding the SP Funds S&P Global REIT Sharia ETF and Sound Income ETFs) previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.
	(8)	Eighth Amendment to Fund Sub-Administration Servicing Agreement (adding the Acruence Active Hedge U.S. Equity ETF, the SoFi Weekly Dividend ETF, the SonicShares Airlines, Hotels, Cruise Lines ETF, and the American Customer Satisfaction ETF) previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
	(9)	Ninth Amendment to Fund Sub-Administration Servicing Agreement (adding the SoFi Smart Energy ETF, the Robinson Alternative Yield Pre-Merger SPAC ETF, the ZEGA Buy and Hedge ETF, and the ATAC Credit Rotation ETF) previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.
	(10)	Tenth Amendment to Fund Sub-Administration Servicing Agreement (adding the SonicShares Global Shipping ETF) previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.
	(11)	Eleventh Amendment to Fund Sub-Administration Servicing Agreement (adding the FolioBeyond Alternative Income and Interest Rate Hedge ETF f/k/a FolioBeyond Rising Rates ETF) previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.
	(12)	Twelfth Amendment to Fund Sub-Administration Servicing Agreement (adding the UPAR Ultra Risk Parity ETF) previously filed with Post-Effective Amendment No. 82 on Form N-1A on December 29, 2021 and is incorporated herein by reference.
	(13)	Thirteenth Amendment to Fund Sub-Administration Servicing Agreement (adding the Residential REIT ETF) previously filed with Post-Effective Amendment No. 89 on Form N-1A on February 11, 2022 and is incorporated herein by reference.
	(14)	Fifteenth Amendment to Fund Sub-Administration Servicing Agreement (adding the Ionic Inflation Protection ETF) previously filed with Post-Effective Amendment No. 114 on Form N-1A on May 13, 2022 and is incorporated herein by reference.
	(15)	Sixteenth Amendment to Fund Sub-Administration Servicing Agreement (adding the Gotham 1000 Value ETF) previously filed with Post-Effective Amendment No. 118 on Form N-1A on June 3, 2022 and is incorporated herein by reference.

	(16)	Seventeenth Amendment to Fund Sub-Administration Servicing Agreement (adding the SoFi Web 3 ETF) previously filed with Post-Effective Amendment No. 127 on Form N-1A on June 30, 2022 and is incorporated herein by reference.
	(17)	Eighteenth Amendment to Fund Sub-Administration Servicing Agreement (adding the Aztlan Global Stock Selection DM SMID ETF and the Unlimited HFND Multi-Strategy Return Tracker ETF) previously filed with Post-Effective Amendment No. 137 on Form N-1A on August 15, 2022 and is incorporated herein by reference.
	(18)	Nineteenth Amendment to Fund Sub-Administration Servicing Agreement (adding the God Bless America ETF and the ATAC Equity Leverage Rotation ETF) previously filed with Post-Effective Amendment No. 148 on Form N-1A on September 23, 2022 and is incorporated herein by reference.
	(19)	Twentieth Amendment to Fund Sub-Administration Servicing Agreement (adding the Subversive Cannabis ETF) previously filed with Post-Effective Amendment No. 160 on Form N-1A on December 27, 2022 and is incorporated herein by reference.
	(20)	Twenty-First Amendment to Fund Sub-Administration Servicing Agreement (adding the Intelligent Real Estate ETF) - previously filed with Post-Effective Amendment No. 180 on Form N-1A on June 2, 2023 and is incorporated herein by reference.
	(21)	Twenty-Second Amendment to Fund Sub-Administration Servicing Agreement (adding the Academy Veteran Impact ETF) previously filed with Post-Effective Amendment No. 187 on Form N-1A on July 27, 2023 and is incorporated herein by reference.
	(22)	Twenty-Third Amendment to Fund Sub-Administration Servicing Agreement (adding the Gotham Short Strategies ETF, the SoFi Enhanced Yield ETF, the Unlimited ETFs, and the Aztlan North America Nearshoring Stock Selection ETF) previously filed with Post-Effective Amendment No. 202 on Form N-1A on November 17, 2023 and is incorporated herein by reference.
	(23)	Twenty-Fourth Amendment to Fund Sub-Administration Servicing Agreement (adding the Unusual Whales ETFs and FolioBeyond Enhanced Fixed Income Premium ETF) previously filed with Post-Effective Amendment No. 238 on Form N-1A on December 13, 2024 and is incorporated herein by reference.
	(24)	Twenty-Fifth Amendment to the Fund Sub-Administration Servicing Agreement (adding the Oasis Capital Digital Asset Debt Strategy ETF) – to be filed by amendment.
(iii)		Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
	(1)	First Amendment to Fund Accounting Servicing Agreement (adding the SoFi ETFs) previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
	(2)	Second Amendment to Fund Accounting Servicing Agreement (adding the RPAR Risk Parity ETF) previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.
	(3)	Third Amendment to Fund Accounting Servicing Agreement (adding the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) previously filed with Post-Effective Amendment No. 16 on Form N-1A on December 16, 2019 and is incorporated herein by reference.
	(4)	Fourth Amendment to Fund Accounting Servicing Agreement previously filed with Post-Effective Amendment No. 25 on Form N-1A on August 17, 2020 and is incorporated herein by reference.
	(5)	Fifth Amendment to Fund Accounting Servicing Agreement (adding the SoFi Weekly Income ETF, the Leatherback ETFs, the Adasina Social Justice All Cap Global ETF, and the ATAC US Rotation ETF) previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.
	(6)	Sixth Amendment to Fund Accounting Servicing Agreement (adding the Gotham Enhanced 500 ETF) previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.
	(7)	Seventh Amendment to Fund Accounting Servicing Agreement (adding the SP Funds S&P Global REIT Sharia ETF and Sound Income ETFs) previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.
	(8)	Eighth Amendment to Fund Accounting Servicing Agreement (adding the Acruence Active Hedge U.S. Equity ETF, the SoFi Weekly Dividend ETF, the SonicShares Airlines, Hotels, and Cruise Lines ETF, and the American Customer Satisfaction ETF) previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
	(9)	Ninth Amendment to Fund Accounting Servicing Agreement (adding the SoFi Smart Energy ETF, the Robinson Alternative Yield Pre-Merger SPAC ETF, the ZEGA Buy and Hedge ETF, and the ATAC Credit Rotation ETF) previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.
	(10)	Tenth Amendment to Fund Accounting Servicing Agreement (adding the SonicShares Global Shipping ETF) - previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.
	(11)	Eleventh Amendment to Fund Accounting Servicing Agreement (adding the FolioBeyond Alternative Income and Interest Rate Hedge ETF f/k/a FolioBeyond Rising Rates ETF) previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.
	(12)	Twelfth Amendment to Fund Accounting Servicing Agreement (adding the UPAR Ultra Risk Parity ETF) previously filed with Post-Effective Amendment No. 82 on Form N-1A on December 29, 2021 and is incorporated herein by reference.

	(13)	Thirteenth Amendment to Fund Accounting Servicing Agreement (adding the Residential REIT ETF) - previously filed with Post-Effective Amendment No. 89 on Form N-1A on February 11, 2022 and is incorporated herein by reference.
	(14)	Fifteenth Amendment to Fund Accounting Servicing Agreement (adding the Ionic Inflation Protection ETF) previously filed with Post-Effective Amendment No. 114 on Form N-1A on May 13, 2022 and is incorporated herein by reference.
	(15)	Sixteenth Amendment to Fund Accounting Servicing Agreement (adding the Gotham 1000 Value ETF) previously filed with Post-Effective Amendment No. 118 on Form N-1A on June 3, 2022, and is incorporated herein by reference.
	(16)	Seventeenth Amendment to Fund Accounting Servicing Agreement (adding the SoFi Web 3 ETF) previously filed with Post-Effective Amendment No. 127 on Form N-1A on June 30, 2022 and is incorporated herein by reference.
	(17)	Eighteenth Amendment to Fund Accounting Servicing Agreement (adding the Aztlan Global Stock Selection DM SMID ETF and the Unlimited HFND Multi-Strategy Return Tracker ETF) previously filed with Post-Effective Amendment No. 137 on Form N-1A on August 15, 2022 and is incorporated herein by reference.
	(18)	Nineteenth Amendment to Fund Accounting Servicing Agreement (adding the God Bless America ETF and the ATAC Equity Leverage Rotation ETF) previously filed with Post-Effective Amendment No. 148 on Form N-1A on September 23, 2022 and is incorporated herein by reference.
	(19)	Twentieth Amendment to Fund Accounting Servicing Agreement (adding the Subversive Cannabis ETF) previously filed with Post-Effective Amendment No. 160 on Form N-1A on December 27, 2022 and incorporated herein by reference.
	(20)	Twenty-First Amendment to Fund Accounting Servicing Agreement (adding the Intelligent Real Estate ETF) - previously filed with Post-Effective Amendment No. 180 on Form N-1A on June 2, 2023 and is incorporated herein by reference.
	(21)	Twenty-Second Amendment to Fund Accounting Servicing Agreement (adding the Academy Veteran Impact ETF) previously filed with Post-Effective Amendment No. 187 on Form N-1A on July 27, 2023 and is incorporated herein by reference.
	(22)	Twenty-Third Amendment to Fund Accounting Servicing Agreement (adding the Gotham Short Strategies ETF, the SoFi Enhanced Yield ETF, the Unlimited ETFs, and the Aztlan North America Nearshoring Stock Selection ETF) previously filed with Post-Effective Amendment No. 202 on Form N-1A on November 17, 2023 and is incorporated herein by reference.
	(23)	Twenty-Fourth Amendment to Fund Accounting Servicing Agreement (adding the Unusual Whales ETFs and FolioBeyond Enhanced Fixed Income Premium ETF) previously filed with Post-Effective Amendment No. 238 on Form N-1A on December 13, 2024 and is incorporated herein by reference.
	(24)	Twenty-Fifth Amendment to the Fund Accounting Agreement (adding the Oasis Capital Digital Asset Debt Strategy ETF) – to be filed by amendment.
(iv)		Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
	(1)	First Amendment to Transfer Agent Servicing Agreement (adding the SoFi ETFs) previously filed with Post-Effective Amendment No. 7 on Form N-1A on April 5, 2019 and is incorporated herein by reference.
	(2)	Second Amendment to Transfer Agent Servicing Agreement (adding the RPAR Risk Parity ETF) previously filed with Post-Effective Amendment No. 14 on Form N-1A on November 22, 2019 and is incorporated herein by reference.
	(3)	Third Amendment to Transfer Agent Servicing Agreement (adding the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) previously filed with Post-Effective Amendment No. 16 on Form N-1A on December 16, 2019 and is incorporated herein by reference.
	(4)	Fourth Amendment to Transfer Agent Servicing Agreement previously filed with Post-Effective Amendment No. 25 on Form N-1A on August 17, 2020 and is incorporated herein by reference.
	(5)	Fifth Amendment to Transfer Agent Servicing Agreement (adding the SoFi Weekly Income ETF, the Leatherback ETFs, the Adasina Social Justice All Cap Global ETF, and the ATAC US Rotation ETF) previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.
	(6)	Sixth Amendment to Transfer Agent Servicing Agreement (adding the Gotham Enhanced 500 ETF) previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 9, 2020 and is incorporated herein by reference.
	(7)	Seventh Amendment to Transfer Agent Servicing Agreement (adding the SP Funds S&P Global REIT Sharia ETF and Sound Income ETFs) previously filed with Post-Effective Amendment No. 40 on Form N-1A on December 23, 2020 and is incorporated herein by reference.
	(8)	Eighth Amendment to Transfer Agent Servicing Agreement (adding the Acruence Active Hedge U.S. Equity ETF, the SoFi Weekly Dividend ETF, the SonicShares Airlines, Hotels, Cruise Lines ETF, and the American Customer Satisfaction ETF) previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
	(9)	Ninth Amendment to Transfer Agent Servicing Agreement (adding the SoFi Smart Energy ETF, the Robinson Alternative Yield Pre-Merger SPAC ETF, the ZEGA Buy and Hedge ETF, and the ATAC Credit Rotation ETF) previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.
	(10)	Tenth Amendment to Transfer Agent Servicing Agreement (adding the SonicShares Global Shipping ETF) previously filed with Post-Effective Amendment No. 69 on Form N-1A on July 30, 2021 and is incorporated herein by reference.

	(11)	Eleventh Amendment to Transfer Agent Servicing Agreement (adding the FolioBeyond Alternative Income and Interest Rate Hedge ETF f/k/a FolioBeyond Rising Rates ETF) - previously filed with Post-Effective Amendment No. 71 on Form N-1A on September 27, 2021 and is incorporated herein by reference.
	(12)	Twelfth Amendment to Transfer Agent Servicing Agreement (adding the UPAR Ultra Risk Parity ETF) previously filed with Post-Effective Amendment No. 82 on Form N-1A on December 29, 2021 and is incorporated herein by reference.
	(13)	Thirteenth Amendment to Transfer Agent Servicing Agreement (adding the Residential REIT ETF) previously filed with Post-Effective Amendment No. 89 on Form N-1A on February 11, 2022 and is incorporated herein by reference.
	(14)	Fifteenth Amendment to Transfer Agent Servicing Agreement (adding the Ionic Inflation Protection ETF) previously filed with Post-Effective Amendment No. 114 on Form N-1A on May 13, 2022 and is incorporated herein by reference.
	(15)	Sixteenth Amendment to Transfer Agent Servicing Agreement (adding the Gotham 1000 Value ETF) previously filed with Post-Effective Amendment No. 118 on Form N-1A on June 3, 2022, and is incorporated herein by reference.
	(16)	Seventeenth Amendment to Transfer Agent Servicing Agreement (adding the SoFi Web 3 ETF) previously filed with Post-Effective Amendment No. 127 on Form N-1A on June 30, 2022 and is incorporated herein by reference.
	(17)	Eighteenth Amendment to Transfer Agent Servicing Agreement (adding the Aztlan Global Stock Selection DM SMID ETF and the Unlimited HFND Multi-Strategy Return Tracker ETF) previously filed with Post-Effective Amendment No. 137 on Form N-1A on August 15, 2022 and is incorporated herein by reference.
	(18)	Nineteenth Amendment to Transfer Agent Servicing Agreement (adding the God Bless America ETF and the ATAC Equity Leverage Rotation ETF) previously filed with Post-Effective Amendment No. 148 on Form N-1A on September 23, 2022 and is incorporated herein by reference.
	(19)	Twentieth Amendment to Transfer Agent Servicing Agreement (adding the Subversive Cannabis ETF) previously filed with Post-Effective Amendment No. 160 on Form N-1A on December 27, 2022 and incorporated herein by reference.
	(20)	Twenty-First Amendment to Transfer Agent Servicing Agreement (adding the Intelligent Real Estate ETF) previously filed with Post-Effective Amendment No. 180 on Form N-1A on June 2, 2023 and is incorporated herein by reference.
	(21)	Twenty-Second Amendment to Transfer Agent Servicing Agreement (adding the Academy Veteran Impact ETF) previously filed with Post-Effective Amendment No. 187 on Form N-1A on July 27, 2023 and is incorporated herein by reference.
	(22)	Twenty-Third Amendment to Transfer Agent Servicing Agreement (adding the Gotham Short Strategies ETF, the SoFi Enhanced Yield ETF, the Unlimited ETFs, and the Aztlan North America Nearshoring Stock Selection ETF) previously filed with Post-Effective Amendment No. 202 on Form N-1A on November 17, 2023 and is incorporated herein by reference.
	(23)	Twenty-Fourth Amendment to Transfer Agent Servicing Agreement (adding the Unusual Whales ETFs and FolioBeyond Enhanced Fixed Income Premium ETF) previously filed with Post-Effective Amendment No. 238 on Form N-1A on December 13, 2024 and is incorporated herein by reference.
	(24)	Twenty-Fifth Amendment to the Transfer Agent Servicing Agreement (adding the Oasis Capital Digital Asset Debt Strategy ETF) – to be filed by amendment.
(v)		Powers of Attorney previously filed with Post-Effective Amendment No. 194 to the Trust’s Registration Statement on Form N-1A on September 11, 2023 and is incorporated herein by reference.
(vi)		Fee Waiver Agreement between the Trust (on behalf of the SoFi Select 500 ETF and SoFi Next 500 ETF) and Toroso previously filed with Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A on April 5, 2019 and is incorporated herein by reference.
	(1)	First Amendment to the Fee Waiver Agreement between the Trust (on behalf of the SoFi Select 500 ETF and SoFi Next 500 ETF) and Toroso, previously filed with Post-Effective Amendment No. 231 on Form N-1A on October 17, 2024 and is incorporated herein by reference.
(vii)		Fee Waiver Agreement between the Trust (on behalf of RPAR Risk Parity ETF) and Toroso previously filed with Post-Effective Amendment No. 172 to the Trust’s Registration Statement on Form N-1A on April 28, 2023 and is incorporated herein by reference.
(viii)		Fee Waiver Agreement between the Trust (on behalf of the UPAR Ultra Risk Parity ETF) and Toroso previously filed with Post-Effective Amendment No. 172 to the Trust’s Registration Statement on Form N-1A on April 28, 2023 and is incorporated herein by reference.
(ix)		Fee Waiver Agreement between the Trust (on behalf of the ATAC US Rotation ETF) and Toroso previously filed with Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A on November 13, 2020 and is incorporated herein by reference.
(x)		Fee Waiver Agreement between the Trust (on behalf of the ATAC Credit Rotation ETF) and Toroso previously filed with Post-Effective Amendment No. 66 to the Trust’s Registration Statement on Form N-1A on July 14, 2021 and is incorporated herein by reference.
(xi)		Fee Waiver Agreement between the Trust (on behalf of the Gotham Enhanced 500 ETF) and Toroso previously filed with Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A on November 9, 2020 and is incorporated herein by reference.

	(xii)	Fee Waiver Agreement between the Trust (on behalf of the Gotham 1000 Value ETF) and Toroso previously filed with Post-Effective Amendment No. 118 to the Trust’s Registration Statement on Form N-1A on June 3, 2022 and is incorporated herein by reference.
	(xiii)	Fee Waiver Agreement between the Trust (on behalf of the Robinson Alternative Yield Pre-Merger SPAC ETF) and Toroso previously filed with Post-Effective Amendment No. 190 to the Trust’s Registration Statement on Form N-1A on August 25, 2023 and is incorporated herein by reference.
	(xiv)	Fee Waiver Agreement between the Trust (on behalf of the ATAC Equity Leverage Rotation ETF) and Toroso previously filed with Post-Effective Amendment No. 157 to the Trust’s Registration Statement on Form N-1A on December 13, 2022 and is incorporated herein by reference.
	(xv)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of Gotham Enhanced 500 ETF) and FundVantage Trust previously filed with Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A on May 5, 2021 and is incorporated herein by reference.
	(1)	Amendment to the Rule 12d1-4 Fund of Funds Investment Agreement between the Trust and FundVantage Trust (to add the Gotham 1000 Value ETF) previously filed with Post-Effective Amendment No. 168 to the Trust’s Registration Statement on Form N-1A on March 29, 2023 and is incorporated herein by reference.
	(xvi)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of each series of the Trust) and VanEck ETF Trust previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.
	(xvii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Vanguard Funds previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.
	(xviii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of ATAC Credit Rotation ETF and ATAC US Rotation ETF) and PIMCO ETF Trust and PIMCO Equity Series previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.
	(1)	Amendment to the Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and PIMCO ETF Trust and PIMCO Equity Series previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.
	(xix)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and ProShares Trust previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.
	(xx)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Direxion Shares ETF Trust previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.
	(1)	Amendment to the Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Direxion Shares ETF Trust – previously filed with Post-Effective Amendment No. 219 to the Trust’s Registration Statement on Form N-1A on May 30, 2024 and is incorporated herein by reference.
	(xxi)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of each series of the Trust) and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.
	(xxii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of each series of the Trust) and abrdn Inc. (on behalf of each series) previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.
	(xxiii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of ATAC Credit Rotation ETF and ATAC US Rotation ETF) and Schwab Strategic Trust (on behalf of each series) previously filed with Post-Effective Amendment No. 159 to the Trust’s Registration Statement on Form N-1A on December 21, 2022 and is incorporated herein by reference.
	(xxiv)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of each series of the Trust) and The Select Sector SPDR Trust previously filed with Post-Effective Amendment No. 168 to the Trust’s Registration Statement on Form N-1A on March 29, 2023 and is incorporated herein by reference.
	(xxv)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of FolioBeyond Alternative Income and Interest Rate Hedge ETF) and Tactical Investment Series Trust, previously filed with Post-Effective Amendment No. 215 on Form N-1A on March 22, 2024 and is incorporated herein by reference.
	(xxvi)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of the SoFi Select 500 ETF) and EA Series Trust (on behalf of Gadsden Dynamic Multi-Asset ETF), previously filed with Post-Effective Amendment No. 220 on Form N-1A on June 24, 2024 and is incorporated herein by reference.
(i)
	(i)	Opinion and Consent of Counsel (for the SoFi ETFs) previously filed with Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A on April 5, 2019 and is incorporated herein by reference.

(ii)	Opinion and Consent of Counsel (for the RPAR Risk Parity ETF) previously filed with Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A on November 22, 2019 and is incorporated herein by reference.
(iii)	Opinion and Consent of Counsel (for the SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P 500 Sharia Industry Exclusions ETF) previously filed with Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A on December 16, 2019 and is incorporated herein by reference.
(iv)	Opinion and Consent of Counsel (for the Leatherback ETFs) previously filed with Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A on October 9, 2020 and is incorporated herein by reference.
(v)	Opinion and Consent of Counsel (for the Adasina Social Justice All Cap Global ETF) previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A on December 7, 2020 and is incorporated herein by reference.
(vi)	Opinion and Consent of Counsel (for the Gotham Enhanced 500 ETF) previously filed with Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A on November 9, 2020 and is incorporated herein by reference.
(vii)	Opinion and Consent of Counsel (for the ATAC US Rotation ETF) previously filed with Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A on November 13, 2020 and is incorporated herein by reference.
(viii)	Opinion and Consent of Counsel (for the SP Funds S&P Global REIT Sharia ETF) previously filed with Post-Effective Amendment No. 40 on Form N-1A to the Trust’s Registration Statement on December 23, 2020 and is incorporated herein by reference.
(ix)	Opinion and Consent of Counsel (for the Sound Income ETFs) previously filed with Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A on December 29, 2020 and is incorporated herein by reference.
(x)	Opinion and Consent of Counsel (for the Acruence Active Hedge U.S. Equity ETF) previously filed with Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A on April 5, 2021 and is incorporated herein by reference.
(xi)	Opinion and Consent of Counsel (for the American Customer Satisfaction ETF) previously filed with Post-Effective Amendment No. 59 to the Trust’s Registration Statement on Form N-1A on May 21, 2021 and is incorporated herein by reference.
(xii)	Opinion and Consent of Counsel (for the Robinson Alternative Yield Pre-Merger SPAC ETF) previously filed with Post-Effective Amendment No. 62 to the Trust’s Registration Statement on Form N-1A on June 21, 2021 and is incorporated herein by reference.
(xiii)	Opinion and Consent of Counsel (for the ZEGA Buy and Hedge ETF) previously filed with Post-Effective Amendment No. 64 to the Trust’s Registration Statement on Form N-1A on June 23, 2021 and is incorporated herein by reference.
(xiv)	Opinion and Consent of Counsel (for the ATAC Credit Rotation ETF) - previously filed with Post-Effective Amendment No. 66 to the Trust’s Registration Statement on Form N-1A on July 14, 2021 and is incorporated herein by reference.
(xv)	Opinion and Consent of Counsel (for the SonicShares Global Shipping ETF) - previously filed with Post-Effective Amendment No. 69 to the Trust’s Registration Statement on Form N-1A on July 30, 2021 and is incorporated herein by reference.
(xvi)	Opinion and Consent of Counsel (for the FolioBeyond Alternative Income and Interest Rate Hedge ETF f/k/a FolioBeyond Rising Rates ETF) previously filed with Post-Effective Amendment No. 71 to the Trust’s Registration Statement on Form N-1A on September 27, 2021 and is incorporated herein by reference.
(xvii)	Opinion and Consent of Counsel (for the UPAR Ultra Risk Parity ETF) previously filed with Post-Effective Amendment No. 82 to the Trust’s Registration Statement on Form N-1A on December 29, 2021 and is incorporated herein by reference.
(xviii)	Opinion and Consent of Counsel (for the Residential REIT ETF) previously filed with Post-Effective Amendment No. 89 to the Trust’s Registration Statement on Form N-1A on February 11, 2022 and is incorporated herein by reference.
(xix)	Opinion and Consent of Counsel (for the Ionic Inflation Protection ETF) previously filed with Post-Effective Amendment No. 119 to the Trust’s Registration Statement on Form N-1A on June 10, 2022 and is incorporated herein by reference.
(xx)	Opinion and Consent of Counsel (for the Gotham 1000 Value ETF) previously filed with Post-Effective Amendment No. 118 to the Trust’s Registration Statement on Form N-1A on June 3, 2022 and is incorporated herein by reference.
(xxi)	Opinion and Consent of Counsel (for the Aztlan Global Stock Selection DM SMID ETF) previously filed with Post-Effective Amendment No. 137 to the Trust’s Registration Statement on Form N-1A on August 15, 2022 and is incorporated herein by reference.
(xxii)	Opinion and Consent of Counsel (for the Unlimited HFND Multi-Strategy Return Tracker ETF) previously filed with Post-Effective Amendment No. 149 to the Trust’s Registration Statement on Form N-1A on September 26, 2022 and is incorporated herein by reference.
(xxiii)	Opinion and Consent of Counsel (for the God Bless America ETF) previously filed with Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A on September 23, 2022 and is incorporated herein by reference.
(xxiv)	Opinion and Consent of Counsel (for the ATAC Equity Leverage Rotation ETF) previously filed with Post-Effective Amendment No. 157 to the Trust’s Registration Statement on Form N-1A on December 13, 2022 and is incorporated herein by reference.
(xxv)	Opinion and Consent of Counsel (for the Intelligent Real Estate ETF) previously filed with Post-Effective Amendment No. 180 to the Trust’s Registration Statement on Form N-1A on June 2, 2023 and is incorporated herein by reference.

	(xxvi)	Opinion and Consent of Counsel (for the Academy Veteran Impact ETF) previously filed with Post-Effective Amendment No. 187 to the Trust’s Registration Statement on Form N-1A on July 27, 2023 and is incorporated herein by reference.
	(xxvii)	Opinion and Consent of Counsel (for the Gotham Short Strategies ETF) previously filed with Post-Effective Amendment No. 200 on Form N-1A on November 1, 2023 and is incorporated herein by reference.
	(xxviii)	Opinion and Consent of Counsel (for the Unlimited ETFs) previously filed with Post-Effective Amendment No. 202 on Form N-1A on November 17, 2023 and is incorporated herein by reference.
	(xxix)	Opinion and Consent of Counsel (for the SoFi Enhanced Yield ETF) previously filed with Post-Effective Amendment No. 201 on Form N-1A on November 9, 2023 and is incorporated herein by reference..
	(xxx)	Opinion and Consent of Counsel (for the Aztlan North America Nearshoring Stock Selection ETF) previously filed with Post-Effective Amendment No. 203 on Form N-1A on November 21, 2023 and is incorporated herein by reference.
	(xxxi)	Opinion and Consent of Counsel (for the Unusual Whales ETFs) previously filed with Post-Effective Amendment No. 237 on Form N-1A on November 27, 2024 and is incorporated herein by reference.
	(xxxii)	Opinion and Consent of Counsel (for the FolioBeyond Enhanced Fixed Income Premium ETF) previously filed with Post-Effective Amendment No. 245 on Form N-1A on January 13, 2025 and is incorporated herein by reference.
	(xxxiii)	Opinion and Consent of Counsel (for the Oasis Capital Digital Asset Debt Strategy ETF) – to be filed by amendment.
	(xxxiv)	Consent of Counsel (for the Unusual Whales ETFs) – filed herewith.
(j)		Consent of Independent Registered Public Accounting Firm – filed herewith.
(k)		Not applicable.
(l)	(i)	Subscription Agreement previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on December 21, 2018 and is incorporated herein by reference.
	(ii)	Letter of Representations between the Trust and Depository Trust Company previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on December 21, 2018 and is incorporated herein by reference.
(m)		Amended and Restated Distribution (Rule 12b-1) Plan previously filed with Post-Effective Amendment No. 237 on Form N-1A on November 27, 2024 and is incorporated herein by reference.
(n)		Not applicable.
(o)		Reserved.
(p)	(i)	Code of Ethics for Tidal ETF Trust previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on December 21, 2018 and is incorporated herein by reference.
	(ii)	Code of Ethics for Tidal Investments LLC, previously filed with Post-Effective Amendment No. 235 on Form N-1A on November 22, 2024 and is incorporated herein by reference.
	(iii)	Code of Ethics for Distributor not applicable per Rule 17j-1(c)(3).
	(iv)	Code of Ethics for ShariaPortfolio, Inc. previously filed with Post-Effective Amendment No. 28 on Form N-1A on September 30, 2020 and is incorporated herein by reference.
	(v)	Code of Ethics for Leatherback Asset Management, LLC previously filed with Post-Effective Amendment No. 237 on Form N-1A on November 27, 2024 and is incorporated herein by reference.
	(vi)	Code of Ethics for Adasina, previously filed with Post-Effective Amendment No. 220 on Form N-1A on June 24, 2024 and is incorporated herein by reference.
	(vii)	Code of Ethics for Gotham, previously filed with Post-Effective Amendment No. 220 on Form N-1A on June 24, 2024 and is incorporated herein by reference.
	(viii)	Code of Ethics for Sound Income Strategies, LLC previously filed with Post-Effective Amendment No. 225 on Form N-1A on August 26, 2024 and is incorporated herein by reference.
	(ix)	Code of Ethics for Acruence Capital, LLC previously filed with Post-Effective Amendment No. 51 on Form N-1A on April 5, 2021 and is incorporated herein by reference.
	(x)	Code of Ethics for Robinson Capital Management, LLC previously filed with Post-Effective Amendment No. 62 on Form N-1A on June 21, 2021 and is incorporated herein by reference.
	(xi)	Code of Ethics for FolioBeyond, LLC previously filed with Post-Effective Amendment No. 237 on Form N-1A on November 27, 2024 and is incorporated herein by reference.
	(xii)	Code of Ethics for Armada ETF Advisors LLC previously filed with Post-Effective Amendment No. 215 on Form N-1A on March 22, 2024 and is incorporated herein by reference.
	(xiii)	Code of Ethics for Ionic Capital Management LLC previously filed with Post-Effective Amendment No. 119 on Form N-1A on June 10, 2022 and is incorporated herein by reference.
	(xiv)	Code of Ethics for Unlimited Funds Inc. previously filed with Post-Effective Amendment No. 220 on Form N-1A on June 24, 2024 and is incorporated herein by reference.
	(xv)	Code of Ethics for Curran Financial Partners, LLC - previously filed with Post-Effective Amendment No. 227 on Form N-1A on August 26, 2024 and is incorporated herein by reference.
	(xvi)	Code of Ethics for Academy Asset Management previously filed with Post-Effective Amendment No. 187 on Form N-1A on July 27, 2023 and is incorporated herein by reference.
	(xvii)	Code of Ethics for Oasis Capital Partners, LLC – to be filed by amendment.

Item 29. Persons Controlled by or Under Common Control with Registrant

Toroso Cayman Subsidiary I, organized under the laws of the Cayman Islands, is a wholly-owned subsidiary of the Acruence Active Hedge U.S. Equity ETF, a series of the Registrant.

Ionic Cayman Subsidiary, organized under the laws of the Cayman Islands, is a wholly-owned subsidiary of the Ionic Inflation Protection ETF, a series of the Registrant.

HFND Cayman Subsidiary, organized under the laws of the Cayman Islands, is a wholly-owned subsidiary of the Unlimited HFND Multi-Strategy Return Tracker ETF, a series of the Registrant.

Item 30. Indemnification

Every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a Covered Person) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by them in connection with the defense of any proceeding in which they become involved as a party or otherwise by virtue of their being or having been such a Trustee or officer, and against amounts paid or incurred by them in the settlement thereof. Every person who is, has been, or becomes an agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not interested persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by them in connection with the defense of any proceeding in which they become involved as a party or otherwise by virtue of their being or having been an agent, and against amounts paid or incurred by him in the settlement thereof. Every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (Other Position) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not interested persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by them in connection with the defense of any proceeding in which they become involved as a party or otherwise by virtue of their being or having held such Other Position, and against amounts paid or incurred by them in the settlement thereof.

The Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any proceeding, by reason of alleged acts or omissions within the scope of their service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys fees) actually incurred by them in connection with such proceeding to the maximum extent consistent with state law and the Investment Company Act of 1940, as amended.

No indemnification shall be provided to any person who shall have been adjudicated by a court or body before which the proceeding was brought: (i) to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office, or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission (SEC) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

This Item incorporates by reference the investment advisers Uniform Application for Investment Adviser Registration (Form ADV) currently on file with the SEC, as listed below. The Form ADV may be obtained, free of charge, at the SECs website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment advisers is included in the Trust’s Statement of Additional Information.

Investment Adviser	SEC File No.
Tidal Investments LLC (f/k/a Toroso Investments, LLC)	801-76857

Investment Sub-Advisers	SEC File No.
Leatherback Asset Management, LLC	801-119407
Robasciotti & Associates, Inc., d/b/a Adasina Social Capital	801-113385
Gotham Asset Management, LLC	801-69960
ShariaPortfolio, Inc.	801-80652
Sound Income Strategies, LLC	801-80425
Acruence Capital, LLC	801-119919
Robinson Capital Management, LLC	801-77378
FolioBeyond, LLC	801-113952
Armada ETF Advisors LLC	801-123057
Ionic Capital Management LLC	801-72188
Unlimited Funds, Inc.	801-126421
Curran Financial Partners, LLC	801-119322
Academy Asset Management, LLC, d/b/a Academy Asset Management	801-125719
Oasis Capital Partners, LLC	[ ]

Item 32.	Foreside Fund Services, LLC

Item 32(a)	Foreside Fund Services, LLC (the Distributor) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	Absolute Shares Trust
4.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
6.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
7.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
8.	AdvisorShares Trust
9.	AFA Private Credit Fund
10.	AGF Investments Trust
11.	AIM ETF Products Trust
12.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
13.	AlphaCentric Prime Meridian Income Fund
14.	American Century ETF Trust
15.	Amplify ETF Trust
16.	Applied Finance Dividend Fund, Series of World Funds Trust
17.	Applied Finance Explorer Fund, Series of World Funds Trust
18.	Applied Finance Select Fund, Series of World Funds Trust
19.	ARK ETF Trust
20.	ARK Venture Fund
21.	Bitwise Funds Trust
22.	Bluestone Community Development Fund
23.	BondBloxx ETF Trust
24.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
25.	Bridgeway Funds, Inc.
26.	Brinker Capital Destinations Trust
27.	Brookfield Real Assets Income Fund Inc.
28.	Build Funds Trust
29.	Calamos Convertible and High Income Fund
30.	Calamos Convertible Opportunities and Income Fund
31.	Calamos Dynamic Convertible and Income Fund
32.	Calamos Global Dynamic Income Fund
33.	Calamos Global Total Return Fund
34.	Calamos Strategic Total Return Fund

35.	Carlyle Tactical Private Credit Fund
36.	Cascade Private Capital Fund
37.	Catalyst Strategic Income Opportunities Fund
38.	CBRE Global Real Estate Income Fund
39.	Center Coast Brookfield MLP & Energy Infrastructure Fund
40.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
41.	Clifford Capital International Value Fund, Series of World Funds Trust
42.	Clifford Capital Partners Fund, Series of World Funds Trust
43.	Cliffwater Corporate Lending Fund
44.	Cliffwater Enhanced Lending Fund
45.	Cohen & Steers Infrastructure Fund, Inc.
46.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
47.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
48.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
49.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
50.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
51.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust
52.	Davis Fundamental ETF Trust
53.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
54.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
55.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
56.	Defiance Quantum ETF, Series of ETF Series Solutions
57.	Denali Structured Return Strategy Fund
58.	Dividend Performers ETF, Series of Listed Funds Trust
59.	Dodge & Cox Funds
60.	DoubleLine ETF Trust
61.	DoubleLine Income Solutions Fund
62.	DoubleLine Opportunistic Credit Fund
63.	DoubleLine Yield Opportunities Fund
64.	DriveWealth ETF Trust
65.	EIP Investment Trust
66.	Ellington Income Opportunities Fund
67.	ETF Opportunities Trust
68.	Evanston Alternative Opportunities Fund
69.	Exchange Listed Funds Trust
70.	Exchange Place Advisors Trust
71.	FlexShares Trust
72.	Forum Funds
73.	Forum Funds II
74.	Forum Real Estate Income Fund
75.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
76.	Grayscale Future of Finance ETF, Series of ETF Series Solutions
77.	Guinness Atkinson Funds
78.	Harbor ETF Trust
79.	Hawaiian Tax-Free Trust
80.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
81.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
82.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
83.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
84.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
85.	IDX Funds
86.	Innovator ETFs Trust
87.	Ironwood Institutional Multi-Strategy Fund LLC
88.	Ironwood Multi-Strategy Fund LLC
89.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
90.	John Hancock Exchange-Traded Fund Trust
91.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
92.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
93.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
94.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers

95.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
96.	Manor Investment Funds
97.	Milliman Variable Insurance Trust
98.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
99.	Morgan Stanley ETF Trust
100.	Morningstar Funds Trust
101.	Mutual of America Investment Corporation
102.	NEOS ETF Trust
103.	Niagara Income Opportunities Fund
104.	NXG Cushing® Midstream Energy Fund
105.	Opal Dividend Income ETF, Series of Listed Funds Trust
106.	OTG Latin American Fund, Series of World Funds Trust
107.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
108.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
109.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
110.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
111.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
112.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
113.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
114.	Palmer Square Funds Trust
115.	Palmer Square Opportunistic Income Fund
116.	Partners Group Private Income Opportunities, LLC
117.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
118.	Performance Trust Short Term Bond ETF, Series of Trust for Professional Managers
119.	Perkins Discovery Fund, Series of World Funds Trust
120.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
121.	Plan Investment Fund, Inc.
122.	Point Bridge America First ETF, Series of ETF Series Solutions
123.	Precidian ETFs Trust
124.	Preferred-Plus ETF, Series of Listed Funds Trust
125.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
126.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
127.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
128.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
129.	Renaissance Capital Greenwich Funds
130.	Reynolds Funds, Inc.
131.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
132.	RiverNorth Patriot ETF, Series of Listed Funds Trust
133.	RMB Investors Trust
134.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
135.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
136.	Roundhill Alerian LNG ETF, Series of Listed Funds Trust
137.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
138.	Roundhill Cannabis ETF, Series of Listed Funds Trust
139.	Roundhill ETF Trust
140.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
141.	Roundhill S&P Global Luxury ETF, Series of Listed Funds Trust
142.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
143.	Roundhill Video Games ETF, Series of Listed Funds Trust
144.	Rule One Fund, Series of World Funds Trust
145.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
146.	Six Circles Trust
147.	Sound Shore Fund, Inc.
148.	SP Funds Trust
149.	Sparrow Funds
150.	Spear Alpha ETF, Series of Listed Funds Trust
151.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
152.	STF Tactical Growth ETF, Series of Listed Funds Trust
153.	Strategic Trust
154.	Strategy Shares

155.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
156.	Tekla World Healthcare Fund
157.	Tema ETF Trust
158.	The 2023 ETF Series Trust
159.	The 2023 ETF Series Trust II
160.	The Cook & Bynum Fund, Series of World Funds Trust
161.	The Community Development Fund
162.	The Finite Solar Finance Fund
163.	The Private Shares Fund
164.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
165.	Third Avenue Trust
166.	Third Avenue Variable Series Trust
167.	Tidal ETF Trust
168.	Tidal Trust II
169.	Tidal Trust III
170.	TIFF Investment Program
171.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
172.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
173.	Timothy Plan International ETF, Series of The Timothy Plan
174.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
175.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
176.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
177.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
178.	Total Fund Solution
179.	Touchstone ETF Trust
180.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
181.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
182.	TrueShares Active Yield ETF, Series of Listed Funds Trust
183.	TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust
184.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
185.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
186.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
187.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
188.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
189.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
190.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
191.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
192.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
193.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
194.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
195.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
196.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
197.	U.S. Global Investors Funds
198.	Union Street Partners Value Fund, Series of World Funds Trust
199.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
200.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
201.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
202.	Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust
203.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
204.	Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust
205.	VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II
206.	VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II
207.	VictoryShares Corporate Bond ETF, Series of Victory Portfolios II
208.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
209.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
210.	VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
211.	VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II
212.	VictoryShares Hedged Equity Income ETF, Series of Victory Portfolios II
213.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
214.	VictoryShares International Value Momentum ETF, Series of Victory Portfolios II

215.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
216.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
217.	VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II
218.	VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II
219.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
220.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
221.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
222.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
223.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
224.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
225.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
226.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
227.	VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II
228.	VictoryShares US Value Momentum ETF, Series of Victory Portfolios II
229.	VictoryShares WestEnd Economic Cycle Bond ETF, Series of Victory Portfolios II
230.	VictoryShares WestEnd Global Equity ETF, Series of Victory Portfolios II
231.	VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II
232.	Volatility Shares Trust
233.	West Loop Realty Fund, Series of Investment Managers Series Trust
234.	Wilshire Mutual Funds, Inc.
235.	Wilshire Variable Insurance Trust
236.	WisdomTree Digital Trust
237.	WisdomTree Trust
238.	WST Investment Trust
239.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101 Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President Vice President	None None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101 Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary Treasurer	None None
Name	Address	Position with Underwriter	Position with Registrant

Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Administrator	Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204

Registrant’s Sub-Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Registrant’s Custodian	U.S. Bank National Association 1555 North River Center Drive Milwaukee, Wisconsin 53212

Registrant’s Principal Underwriter	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

Registrant’s Investment Adviser	Tidal Investments LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204

Registrant’s Sub-Adviser	Leatherback Asset Management, LLC 2000 PGA Boulevard, Suite 4440 Palm Beach Gardens, Florida 33408

Registrant’s Sub-Adviser	Robasciotti & Associates, Inc., doing business as Adasina Social Capital 870 Market Street, Suite 1275 San Francisco, California 94102

Registrant’s Sub-Adviser	Gotham Asset Management, LLC 825 Third Avenue, Suite 1750 New York, New York 10022

Registrant’s Sub-Adviser	ShariaPortfolio, Inc. 1331 S. International Parkway, Suite 2291 Lake Mary, Florida 32746

Registrant’s Sub-Adviser	Sound Income Strategies, LLC 500 West Cypress Creek Road, Suite 290 Fort Lauderdale, Florida 33309

Registrant’s Sub-Adviser	Acruence Capital, LLC 8111 Preston Rd., Suite 500 Dallas, Texas 75225-6339

Registrant’s Sub-Adviser	Robinson Capital Management, LLC 63 Kercheval Avenue, Suite 111 Grosse Pointe Farms, Michigan 48236

Registrant’s Sub-Adviser	FolioBeyond, LLC 1050 Park Avenue, Suite 6A New York, New York 10028

Registrant’s Sub-Adviser	Armada ETF Advisors LLC 2 Enterprise Drive, Suite 406 Shelton, Connecticut 06484

Registrant’s Sub-Adviser	Ionic Capital Management LLC 475 Fifth Avenue, 9th Floor New York, New York 10017

Registrant’s Sub-Adviser	Unlimited Funds Inc. 222 Broadway, 20th Floor New York City, New York 10038

Registrant’s Sub-Adviser	Curran Financial Partners, LLC 115 River Landing Drive, Suite 200 Daniel Island South Carolina 29492

Registrant’s Sub-Adviser	Academy Asset Management, LLC d/b/a Academy Asset Management 622 3rd Avenue, 12th Floor New York, New York 10017

Registrant’s Sub-Adviser	Oasis Capital Partners, LLC [ ]

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment No. 250 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act has duly caused this Post-Effective Amendment No. 250 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on January 24, 2025.

Tidal ETF Trust

By:	/s/ Eric W. Falkeis
Eric W. Falkeis
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 250 to the Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated on January 24, 2025

Signature		Title

/s/ Eric W. Falkeis		President (principal executive officer), Trustee and Chairman
Eric W. Falkeis

*Dusko Culafic		Trustee
Dusko Culafic

*Mark H. W. Baltimore		Trustee
Mark H. W. Baltimore

*Eduardo Mendoza		Trustee
Eduardo Mendoza

/s/ Aaron Perkovich		Treasurer (principal financial officer and principal accounting officer)
Aaron Perkovich

By:	/s/ Eric W. Falkeis
Eric W. Falkeis, Attorney-in-Fact

*Pursuant to Powers of Attorney filed previously.

 Exhibit Index

Exhibit No.	Description

(i)(xxxiv)	Consent of Counsel
(j)	Consent of Independent Registered Public Accounting Firm